Supplement to the
           John Hancock Income Funds Prospectus dated October 1, 2004
            John Hancock Sector Funds Prospectus dated March 1, 2005
       John Hancock Tax-Free Income Funds Prospectus dated January 1, 2005
           John Hancock Small Cap Fund Prospectus dated March 1, 2005


Under the heading "Your Account" the following changes have been made:

HOW SALES CHARGES ARE CALCULATED

The second sentence in the "How Sales Charges are Calculated" section for Class A shares has been deleted and replaced with the following:

To receive the reduced sales charge, you must tell your broker or financial adviser at the time you purchase a fund's Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household.

SALES CHARGE REDUCTIONS AND WAIVERS

Under "Sales Charge Reductions and Waivers", the "Reinstatement privilege" section has been deleted and replaced with the following:

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same John Hancock fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, your account will be credited with the amount of the CDSC.

Waivers for certain investors

Under "Waivers for certain investors", the bullet below has been deleted:

o Individuals transferring assets from an employee benefit plan into a John Hancock fund and replaced with the following:

o Individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to an IRA.
o Individuals converting assets held in an IRA, SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to a ROTH IRA.


May 1, 2005

--------------------------------------------------- ---------------------------------------------------------
John Hancock Bond Fund                              John Hancock California Tax-Free Income Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock High Yield Fund                        John Hancock High Yield Municipal Bond Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock High Income Fund                       John Hancock Massachusetts Tax-Free Income Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Strategic Income Fund                  John Hancock New York Tax-Free Income Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Government Income Fund                 John Hancock Tax-Free Bond Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Investment Grade Bond Fund             John Hancock Money Market Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Financial Industries Fund              John Hancock Mid Cap Growth Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Real Estate Fund                       John Hancock Small Cap Growth Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Small Cap Equity Fund                  John Hancock Regional Bank Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Focused Equity Fund                    John Hancock International Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Multi Cap Growth Fund                  John Hancock Technology Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Small Cap Fund                         John Hancock Health Sciences Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Biotechnology Fund                     John Hancock U.S. Government Cash Reserve
--------------------------------------------------- ---------------------------------------------------------
John Hancock Growth Trends Fund
--------------------------------------------------- ---------------------------------------------------------

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION


In the "Sales Compensation" section, the last paragraph has been deleted and replaced with the following:

Additional compensation. John Hancock Funds, at its expense, and without additional cost to the Fund or its shareholders, may provide additional compensation to a Selling Firm in connection with their promotion of the Fund or sale of shares of the Fund. John Hancock Funds may make payments to selling firms for marketing support and/or shareholder administrative services. These market support payments may include financial assistance to Selling Firms in connection with their marketing and sales development programs for their registered representatives and other employees, as well as payment for travel expenses, including lodging incurred by registered representatives and other employees for such marketing and sales development programs, as well as assistance for seminars for the public, advertising and sales campaigns regarding one or more Funds, and other Selling Firm - sponsored events or activities. From time to time, John Hancock Funds may provide expense reimbursements for special training of a Selling Firm's registered representatives and other employees in group meetings. Non-cash compensation may also take the form of occasional gifts, meals, tickets or other entertainment as limited by NASD requirements. Payments may include amounts for sub-administration and other services for shareholders whose shares are held of record in omnibus or other group accounts. Other compensation, such as asset retention fees, finder's fees and reimbursement for wire transfer fees or other administrative fees and costs may be offered to the extent not prohibited by law or any self-regulatory agency such as the NASD. John Hancock Funds compensates Selling Firms differently depending upon, among other factors, the level and/or type of marketing support provided by the Selling Firm. The level of payments made to a Selling Firm in any given year will vary and may be substantial. These payments may provide an incentive to a Selling Firm to actively promote the Funds or cooperate with the John Hancock Funds' promotional efforts. Depending on the arrangements in place at any particular time, Selling Firms may have a financial incentive to recommend a particular fund or a share class. You should ask your Selling Firm for more information about any services it provides, as well as about fees, commissions and/or marketing support payments.

The first three paragraphs under the heading "Initial Sales Charge on Class A Shares" have been deleted and replaced with the following:

INITIAL SALES CHARGE ON CLASS A SHARES

Shares of the Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge") or on a contingent deferred basis (the "contingent deferred sales charge or CDSC"). The fund no longer issues share certificates. Shares are electronically recorded. The Trustees reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

The sales charges applicable to purchases of Class A shares of the Fund are described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of the Fund, the investor is entitled to accumulate current purchases with the current offering price of the Class A, Class B, Class C, Class I, or Class R shares of the John Hancock mutual funds owned by the investor (see "Combination and Accumulation Privileges" below).

In order to receive the reduced sales charge, the investor must notify his/her financial adviser and/or the financial adviser must notify John Hancock Signature Services, Inc. ("Signature Services") at the time of purchase of the Class A shares, about any other John Hancock mutual funds owned by the investor, the investor's spouse and their children under the age of 21 living in the same household (see "Combination and Accumulation Privileges" below). This includes investments held in a retirement account, an employee benefit plan or at a broker or financial adviser other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. John Hancock Signature Services, Inc. will automatically link certain accounts registered in the same client name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates. You must notify John Hancock Signature Services Inc. and your broker-dealer (financial adviser) at the time of purchase of any eligible accounts held by you, your spouse or children under 21, living in the same household in order to insure these assets are linked to your accounts.

Under the heading "Initial Sales Charges on Class A Shares", in the "Without Sales Charges" section, the following bullet has been deleted:

o A former participant in an employee benefit plan with John Hancock funds, when he or she withdraws from his or her plan and transfers any or all of his or her plan distributions directly to the Fund.

And replaced with the following:

o Individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to an IRA.

o Individuals converting assets held in an IRA, SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to a ROTH IRA.

NOTE: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in the Internal Revenue Codes 401(a), 403(b), 457 and not specified above as waiver eligible, will be subject to applicable sales charges.

Under the heading "Initial Sales Charges on Class A Shares", in the "Without Sales Charges" section, a new section has been added as follows:

In Kind Re-registrations. A shareholder who withdraws funds via a tax reportable transaction, from one John Hancock fund account, that has previously paid a sales charge, and reregisters those assets directly to another John Hancock fund account, without the assets ever leaving John Hancock Funds, may do so without paying a sales charge. The beneficial owner must remain the same, i.e., in kind.

Note: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in the Internal Revenue Codes 401(a), 403(b), 457 are not eligible for this provision, and will be subject to applicable sales charges.

Under the heading "Initial Sales Charges on Class A Shares", the "Combination Privilege" and "Accumulation Privilege" sections have been deleted and replaced with the following:

Combination and Accumulation Privileges. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21 living in the same household, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and (c) groups which qualify for the Group Investment Program (see below). Qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege. Class A investors may also reduce their Class A sales charge by taking into account not only the amount being invested but also the current offering price of all the Class A, Class B, Class C, Class I and Class R shares of all John Hancock funds already held by such person. However, Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. To receive a reduced sales charge, the investor must tell his/her financial adviser or Signature Services at the time of the purchase about any other John Hancock mutual funds held by that investor his or her spouse and their children under the age of 21 living in the same household. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Firm's representative.

Under the heading "Initial Sales Charges on Class A Shares", the "Letter of Intention" section has been deleted and replaced with the following:

Letter of Intention. Reduced Class A sales charges under the Combination and Accumulation Privilege are also applicable to investments made pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a period of thirteen (13) months. Investors who are using the Fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include traditional, Roth IRAs and Coverdell ESAs, SEP, SARSEP, 401(k), 403(b) (including TSAs), SIMPLE IRA, SIMPLE 401(k), Money Purchase Pension, Profit Sharing and Section 457 plans. An individual's non-qualified and qualified retirement plan investments can be combined to satisfy the LOI (either 13 or 48 months). Since some retirement plans are held in an omnibus account, an investor wishing to count retirement plan holdings towards a Class A purchase must notify Signature Services and his/her financial adviser of these holdings. Such an investment (including accumulations, combinations and reinvested dividends) must aggregate $50,000 (or $100,000 for Income or Tax-Free Income Funds) or more during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. Purchases made within 90 days prior to the signing of an LOI will be counted towards fulfillment of the LOI, however, the original sales charge will not be recalculated for these previous purchases. The sales charge applicable to all amounts invested after an LOI is signed is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

Under the heading "Additional Services and Programs", the "Reinstatement or Reinvestment Privilege" section has been deleted and replaced with the following:

Reinstatement or Reinvestment Privilege. If Signature Services and your financial adviser are notified prior to reinvestment, a shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares back into the same share class of the same John Hancock Fund and account from which it was removed, subject to the minimum investment limit in that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the same class and fund and account from which the redemption was made. The shareholder's account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

Under the heading "ADDITIONAL SERVICES AND PROGRAMS", in the "Exchange Privilege" section, the first paragraph has been deleted and replaced with the following:

Exchange Privilege. The Fund permits exchanges of shares of any class for shares of the same class in any other John Hancock fund offering that same class. The registration for both accounts involved must be identical. Identical registration is determined by having the same beneficial owner on both accounts involved in the exchange.


May 1, 2005

JOHN HANCOCK Equity Funds


PROSPECTUS                                                              5.1.2005


Balanced Fund
Classic Value Fund
Core Equity Fund
Focused Equity Fund
Growth Trends Fund
International Fund
Large Cap Equity Fund
Large Cap Select Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Equity Fund
Small Cap Growth Fund
Sovereign Investors Fund
U.S. Global Leaders Growth Fund

[JOHN HANCOCK FUNDS LOGO]

JOHN HANCOCK FUNDS

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

CONTENTS

JOHN HANCOCK EQUITY FUNDS
----------------------------------------------------------
Balanced Fund                                            4
Classic Value Fund                                       6
Core Equity Fund                                         8
Focused Equity Fund                                     10
Growth Trends Fund                                      12
International Fund                                      14
Large Cap Equity Fund                                   16
Large Cap Select Fund                                   18
Mid Cap Growth Fund                                     20
Multi Cap Growth Fund                                   22
Small Cap Equity Fund                                   24
Small Cap Growth Fund                                   26
Sovereign Investors Fund                                28
U.S. Global Leaders Growth Fund                         30

YOUR ACCOUNT
----------------------------------------------------------
Choosing a share class                                  32
How sales charges are calculated                        32
Sales charge reductions and waivers                     33
Opening an account                                      34
Buying shares                                           35
Selling shares                                          36
Transaction policies                                    38
Dividends and account policies                          40
Additional investor services                            41

FUND DETAILS
----------------------------------------------------------
Business structure                                      42
Management biographies                                  44
Financial highlights                                    45

FOR MORE INFORMATION                            BACK COVER
----------------------------------------------------------

OVERVIEW

John Hancock Equity Funds

These funds seek long-term growth by investing primarily in common stocks. However, the Balanced Fund also makes significant investments in fixed-income securities. Each fund has its own strategy and its own risk profile.

Who may want to invest

These funds may be appropriate for investors who:
- have longer time horizons
- want to diversify their portfolios
- are seeking funds for the equity portion of an asset allocation portfolio
- are investing for retirement or other goals that are many years in the future

Equity funds may not be appropriate if you:
- are investing with a shorter time horizon in mind
- are uncomfortable with an investment that may go up and down in value

Risks of mutual funds

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

The management firm


All John Hancock equity funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and as of March 31, 2005, managed approximately $30 billion in assets.


Fund information key

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

         [GOAL AND STRATEGY LOGO]                             [MAIN RISKS LOGO]

         Goal and strategy                                    Main risks
         The fund's particular investment goals               The major risk factors associated with
         and the strategies it intends to use in              the fund.
         pursuing those goals.

         [PAST PERFORMANCE LOGO]                              [YOUR EXPENSES LOGO]

         Past performance                                     Your expenses
         The fund's total return, measured                    The overall costs borne by an investor
         year-by-year and over time.                          in the fund, including sales charges and
                                                              annual expenses.

BALANCED FUND

[GOAL AND STRATEGY LOGO]

GOAL AND STRATEGY

The fund seeks current income, long-term growth of capital and income and preservation of capital. To pursue these goals, the fund allocates its investments among a diversified mix of debt and equity securities. The fund normally invests at least 25% of assets in equity securities and at least 25% of assets in senior debt securities.

With regard to the fund's equity securities, the managers look for companies that appear to be undervalued compared to their historical valuations relative to the market. The managers use fundamental financial analysis and proprietary financial models to identify companies of any size that are selling at a discount as measured by ratios such as price-to-book, price-to-earnings and price-to-sales.

The management team then looks for a positive catalyst in a company's near-term outlook that they believe will accelerate earnings or improve the value of the company's assets. These positive catalysts may include, but are not limited to: new, improved or unique products or services; new or rapidly expanding markets for the company's products; new management; changes in the economic, financial, political or regulatory environment affecting the company; or a business strategy not recognized by the marketplace. The managers also consider an issuer's dividend-paying prospects and overall financial strength.

The fund's debt securities are used to enhance current income and provide some added stability. The fund's investments in bonds of any maturity are primarily investment-grade (rated BBB or above and their unrated equivalents). However, up to 20% of assets may be in junk bonds rated as low as C and their unrated equivalents.

Although the fund invests primarily in U.S. securities, it may invest up to 35% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

[PAST PERFORMANCE LOGO]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class A, Total returns
2005 RETURN AS OF 3-31-05: 0.37%
Best quarter: Q4 '98,11.40%
Worst quarter: Q2 '02, -12.88%


After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)
STANDARD & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.
Lehman Brothers Government/Credit
Bond Index, an unmanaged index of U.S.
government, U.S. corporate and Yankee bonds.

[PAST PERFORMANCE BAR GRAPH]
Class A Calendar Year Total Returns (without sales charges)

1995     24.22%
1996     12.13%
1997     20.79%
1998     14.01%
1999      3.89%
2000     -1.83%
2001     -5.23%
2002     -18.19%
2003     18.21%
2004      6.78%

Average annual total returns (including sales charge) for periods ending
12-31-04

                                                                           Life of
                                               1 year    5 year  10 year   Class C
Class A before tax                              1.41%   -1.81%    6.16%       --
Class A after tax on distributions              0.71%   -2.77%    4.60%       --
Class A after tax on distributions, with sale   0.90%   -2.06%    4.51%       --
Class B before tax                              1.05%   -1.84%    6.12%       --
Class C before tax (began 5-3-99)               5.04%   -1.49%      --     -1.52%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index                    10.88%   -2.30%   12.07%    -0.46%
Lehman Brothers Government/Credit Bond Index    4.19%   8.00%     7.80%     6.79%

[MAIN RISKS LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

- Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.

-  Certain derivatives could produce disproportionate losses.

- In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

- Any bonds held by the fund could be down-graded in credit quality or go into default. In addition, bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the issuer, an industry or the economy in general.

- Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

[YOUR EXPENSES LOGO]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

Shareholder transaction expenses(1)        Class A   Class B    Class C
Maximum front-end sales charge (load) on
purchases as a % of purchase price            5.00%     none       none

Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                             none(2)   5.00%      1.00%


Annual operating expenses                   Class A   Class B   Class C
Management fee                               0.60%     0.60%     0.60%
Distribution and service (12b-1) fees        0.30%     1.00%     1.00%
Other expenses                               0.49%     0.49%     0.49%
Total fund operating expenses                1.39%     2.09%     2.09%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


Expenses                     Year 1   Year 3   Year 5   Year 10
Class A                      $  634   $  918   $1,222    $2,085
Class B with redemption      $  712   $  955   $1,324    $2,242
Class B without redemption   $  212   $  655   $1,124    $2,242
Class C with redemption      $  312   $  655   $1,124    $2,421
Class C without redemption   $  212   $  655   $1,124    $2,421


(1) A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."


PORTFOLIO MANAGERS
Timothy E. Keefe, CFA
Joined fund team in 2004
Day-to-day purchase and sale decisions Roger C. Hamilton Joined fund team in 2003 Analysis of specific issuers


See page 44 for the management biographies.

FUND CODES

Class A      Ticker           SVBAX
             CUSIP            47803P104
             Newspaper        BalA
             SEC number       811-0560
             JH fund number   36

Class B      Ticker           SVBBX
             CUSIP            47803P203
             Newspaper        BalB
             SEC number       811-0560
             JH fund number   136

Class C      Ticker           SVBCX
             CUSIP            47803P708
             Newspaper        --
             SEC number       811-0560
             JH fund number   536

Classic Value Fund

[GOAL AND STRATEGY LOGO]

GOAL AND STRATEGY
The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities. The fund is non-diversified and may invest more than 5% of assets in securities of individual companies.

In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the S&P 500 Index.


In choosing individual securities, the subadviser screens a dynamic universe of the 500 largest publicly traded U.S. companies. (As of March 31, 2005, this included companies with market values above approximately $4.8 billion.) Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser's estimate of normal long-term earnings power. The subadviser's management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:


- cheap on the basis of current price to estimated normal level of earnings
- current earnings below normal levels
- a sound plan to restore earnings to normal
- a sustainable business advantage

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund's portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.

Under normal market conditions, the fund is almost entirely invested in stocks. The fund may invest in securities of foreign issuers.

In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

[PAST PERFORMANCE LOGO]

PAST PERFORMANCE
The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help to provide an indication of the fund's risks. Year-by-year and average annual figures for the period prior to November 8, 2002 reflect the actual performance of the sole class of Pzena Focused Value Fund, the fund's predecessor. On November 8, 2002, the fund acquired all of the assets of Pzena Focused Value Fund pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. The average annual returns for Class A have been restated to reflect applicable sales charges. This adjustment will have the effect of reducing the previously reported performance of the Pzena Focused Value Fund. Year-by-year and index figures do not reflect sales charges and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. The performance of Pzena Focused Value Fund reflects stocks selected from the largest 1,000 publicly traded U.S. companies, whereas the fund invests in stocks selected from the 500 largest such companies. Past performance before and after taxes does not indicate future results.


Class A, total returns
2005 return as of 3-31-05: -1.91%
Best quarter: Q2 '99, 30.73%
Worst quarter: Q3 '98, -21.97% After-tax returns


After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using thehistorical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks. Russell 1000 Value Index, an unmanaged index of stocks in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with low price-to-book ratios.

Class A calendar year total returns (without sales charges)

[PAST PERFORMANCE BARGRAPH]

1997                            24.57%
1998                            -5.67%
1999                             0.29%
2000                            35.88%
2001                            13.07%
2002                            -6.37%
2003                            36.25%
2004                            14.28%

Average annual total returns (including sales charge) for periods ending 12-31-04

                                                                 Life of      Life of     Life of
                                       1 year       5 year       Class A      Class B     Class C
Class A before tax (began 6-24-96)       8.55%      16.29%       12.72%           --          --
Class A after tax on distributions       8.35%      15.86%       11.85%           --          --
Class A after tax on distributions,
with sale                                5.61%      14.14%       10.78%           --          --
Class B before tax (began 11-11-02)      8.44%         --           --         24.88%         --
Class C before tax (began 11-11-02)     12.44%         --           --            --       25.97%
------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index             10.88%      -2.30%        8.91%        18.48%      18.48%
Russell 1000 Value Index                16.49%       5.27%       11.16%        23.17%      23.17%

[MAIN RISKS LOGO]

MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. The fund focuses on value stocks, which could underperform growth stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the subadviser's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

- If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.
- In a down market, higher-risk securities could become harder to value or to sell at a fair price.
- Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

[YOUR EXPENSES LOGO]

YOUR EXPENSES
Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

Shareholder transaction expenses(1)                     Class A      Class B   Class C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                5.00%        none      none

Maximum deferred sales charge (load) as a % of
purchase or sale price, whichever is less               none(2)      5.00%     1.00%


Annual operating expenses                          Class A    Class B    Class C
Management fee                                      0.85%      0.85%      0.85%
Distribution and service (12b-1) fees               0.25%      1.00%      1.00%
Other expenses                                      0.30%      0.30%      0.30%
Total fund operating expenses                       1.40%      2.15%      2.15%
Contractual expense reimbursement (at least until
4-30-06)                                            0.07%      0.07%      0.07%
Net annual operating expenses                       1.33%      2.08%      2.08%


The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


Expenses                           Year 1             Year 3      Year 5     Year 10
Class A                             $629               $914       $1,221     $2,090
Class B with redemption             $711               $966       $1,348     $2,287
Class B without redemption          $211               $666       $1,148     $2,287
Class C with redemption             $311               $666       $1,148     $2,477
Class C without redemption          $211               $666       $1,148     $2,477


(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."


SUBADVISER

Pzena Investment Management, LLC

Team responsible for day-to-day investment management

Founded in 1995

Supervised by the adviser

PORTFOLIO MANAGERS

Richard S. Pzena
Managed fund since it began in 1996

John P. Goetz
Managed fund since it began in 1996

A. Rama Krishna, CFA
Joined fund team in 2003


Managers share investment strategy and decisions

See page 44 for the management biographies.

FUND CODES

Class A      Ticker           PZFVX
             CUSIP            409902780
             Newspaper        ClassicValA
             SEC number       811-1677
             JH fund number   38

Class B      Ticker           JCVBX
             CUSIP            409902772
             Newspaper        ClassicValB
             SEC number       811-1677
             JH fund number   138

Class C      Ticker           JCVCX
             CUSIP            409902764
             Newspaper        --
             SEC number       811-1677
             JH fund number   538

Core Equity Fund

[GOAL AND STRATEGY LOGO]


GOAL AND STRATEGY
The fund seeks above-average total return (capital appreciation plus income). To pursue this goal, the fund normally invests at least 80% of its assets in a diversified portfolio of equity securities (including common and preferred stocks, ADRs and their equivalents) which are primarily large-capitalization stocks. The portfolio's risk profile is similar to that of the Standard & Poor's 500 Index.

The managers select from a menu of stocks of approximately 1,000 companies that capture the characteristics of the broad market. In managing the portfolio, the portfolio managers seek to invest in stocks that are believed to have improving fundamentals and attractive valuations. The subadviser's investment research team performs fundamental research, develops financial projections and monitors consensus-based fundamental financial data. This information is utilized in a sector-based, multi-factor series of valuation models. These proprietary models use this financial data to rank the stocks according to their combination of:

- value, meaning they appear to be underpriced
- improving fundamentals, meaning they show potential for strong growth

The portfolio managers construct and manage the portfolio using the ranked list. This process, together with a risk/return analysis against the Standard & Poor's 500 Index, results in a portfolio of approximately 75 to 160 stocks. The fund generally sells stocks that fall into the bottom 20% of the ranked list.


In normal circumstances, the fund is almost entirely invested in stocks. The fund may invest in dollar-denominated foreign securities and make limited use of certain derivatives (investments whose value is based on indexes or securities).

In abnormal circumstances, the fund may temporarily invest more than 20% of its assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

[PAST PERFORMANCE LOGO]

PAST PERFORMANCE
The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class A, total returns
2005 return as of 3-31-05: -0.22%
Best quarter: Q4 '98, 24.17%
Worst quarter: Q3 '02, -16.89%


After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

Class A calendar year total returns (without sales charges)

[PAST PERFORMANCE BARGRAPH]

1995                    37.20%
1996                    21.24%
1997                    29.19%
1998                    28.84%
1999                    12.37%
2000                    -7.75%
2001                   -10.87%
2002                   -22.85%
2003                    23.67%
2004                     8.78%

Average annual total returns (including sales charge) for periods ending
12-31-04

                                                                          Life of    Life of
                                       1 year       5 year     10 year    Class B    Class C
Class A before tax                      3.33%       -4.11%      9.70%        --         --
Class A after tax on distributions      3.33%       -4.21%      9.12%        --         --
Class A after tax on distributions,
with sale                               2.16%       -3.47%      8.30%        --         --
Class B before tax (began 9-7-95)       2.98%       -4.17%        --       7.52%        --
Class C before tax (began 5-1-98)       6.98%       -3.80%        --          --      0.10%
------------------------------------------------------------------------------------------
Standard & Poor's 500 Index            10.88%       -2.30%     12.07%     10.20%      2.69%

[MAIN RISKS LOGO]

MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

The fund's management strategy has a significant influence on fund performance. If the investment research team's research analyses turn out to be inaccurate, or if the proprietary computer models do not perform as expected, the fund could under-perform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

- Certain derivatives could produce disproportionate losses.
- In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
- Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information and social or political instability.

[YOUR EXPENSES LOGO]

YOUR EXPENSES
Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

Shareholder transaction expenses(1)            Class A         Class B        Class C
Maximum front-end sales charge (load)
on purchases as a % of purchase price           5.00%           none            none

Maximum deferred sales charge (load) as
a % of purchase or sale price, whichever
is less                                         none(2)         5.00%           1.00%


Annual operating expenses                        Class A         Class B    Class C
Management fee                                    0.75%           0.75%      0.75%
Distribution and service (12b-1) fees             0.30%           1.00%      1.00%
Other expenses                                    0.52%           0.52%      0.52%
Total fund operating expenses                     1.57%           2.27%      2.27%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

Expenses                            Year 1             Year 3     Year 5     Year 10
Class A                             $652               $  971     $1,312     $2,274
Class B with redemption             $730               $1,009     $1,415     $2,430
Class B without redemption          $230               $  709     $1,215     $2,430
Class C with redemption             $330               $  709     $1,215     $2,605
Class C without redemption          $230               $  709     $1,215     $2,605


(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

SUBADVISER

Independence Investment LLC

Team responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1982

Supervised by the adviser

PORTFOLIO MANAGERS


John C. Forelli, CFA
Joined fund team in 2004

Jay C. Leu, CFA
Joined fund team in 2004

Managers share investment strategy and decisions


See page 44 for the management biographies.

FUND CODES

Class A      Ticker           JHDCX
             CUSIP            409902707
             Newspaper        CoreEqA
             SEC number       811-1677
             JH fund number   25

Class B      Ticker           JHIDX
             CUSIP            409902806
             Newspaper        CoreEqB
             SEC number       811-1677
             JH fund number   125

Class C      Ticker           JHCEX
             CUSIP            409902863
             Newspaper        CoreEqC
             SEC number       811-1677
             JH fund number   525

Focused Equity Fund

[GOAL AND STRATEGY LOGO]


GOAL AND STRATEGY
The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of U.S. and foreign companies. Equity securities include common and preferred stocks and their equivalents. Under normal market conditions, the fund invests primarily in medium-capitalization companies (companies in the capitalization range of the Standard & Poor's Mid Cap 400 Index, which was $272 million to $9.1 billion as of March 31, 2005). The fund utilizes a focused investment strategy and will typically concentrate its investments in 45 to 65 companies. Because of this focused strategy, the fund has been classified as non-diversified and may invest more than 5% of assets in securities of individual companies.


In managing the portfolio, the management team emphasizes a bottom-up approach to individual stock selection. With the aid of proprietary financial models, the management team looks for companies that possess a combination of strong earnings growth rates and reasonable valuations. These companies often exhibit financial strength by means of sound balance sheets and other financial statements.

The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. To a lesser extent, the team also utilizes technical analysis to assess short-and long-term market trends. The management team also looks for companies with strong senior management and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in.

The fund may also make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

[PAST PERFORMANCE LOGO]

PAST PERFORMANCE
The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns
2005 return as of 3-31-05: 0.0%
Best quarter: Q4 '01, 43.84%
Worst quarter: Q3 '01,-46.35%

After-tax returns After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes) Standard & Poor's Mid Cap 400 Index, an unmanaged index of 400 domestic stocks of medium-sized companies.

Class A calendar year total returns (without sales charges)

[PAST PERFORMANCE BARGRAPH]

2001            -0.33%
2002           -47.39%
2003            37.21%
2004            11.25%

Average annual total returns (including sales charge) for periods ending 12-31-04

                                                             Life of  Life of  Life of
                                                 1 year      Class A  Class B  Class C
Class A before tax (began 11-1-00)                5.71%      -8.66%     --       --
Class A after tax on distributions                5.71%      -8.66%     --       --
Class A after tax on distributions, with sale     3.71%      -7.19%     --       --
Class B before tax (began 11-1-00)                5.55%         --   -8.59%      --
Class C before tax (began 11-1-00)                9.39%         --      --    -8.18%
-----------------------------------------------------------------------------------
Standard & Poor's Mid Cap 400 Index              16.47%       7.20%   7.20%    7.20%

[MAIN RISKS LOGO]

MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a sig-nificant influence on fund performance. The fund focuses on a small number of companies, making it highly vulnerable to isolated business setbacks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money. Medium-capitalization stocks tend to be more volatile than stocks of larger companies, and as a group could fall out of favor with the market, causing the fund to under-perform investments that focus either on small- or large-capitalization stocks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

- Certain derivatives could produce disproportionate losses.
- In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
- Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.
- If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

[YOUR EXPENSES LOGO]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

Shareholder transaction expenses(1)                    Class A         Class B    Class C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                5.00%           none       none

Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less     none(2)         5.00%      1.00%

Annual operating expenses                                    Class A       Class B    Class C
Management fee                                                0.85%         0.85%      0.85%
Distribution and service (12b-1) fees                         0.30%         1.00%      1.00%
Other expenses                                                1.24%         1.24%      1.24%
Total fund operating expenses                                 2.39%         3.09%      3.09%
Contractual expense reimbursement (at least until 2-28-06)    0.89%         0.89%      0.89%
Net annual operating expenses                                 1.50%         2.20%      2.20%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

Expenses                            Year 1             Year 3     Year 5     Year 10
Class A                             $645               $1,127     $1,635     $3,025
Class B with redemption             $723               $1,171     $1,743     $3,176
Class B without redemption          $223               $  871     $1,543     $3,176
Class C with redemption             $323               $  871     $1,543     $3,360
Class C without redemption          $223               $  871     $1,543     $3,340

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

PORTFOLIO MANAGERS

Henry E. Mehlman, CFA
Joined fund team in 2002

Alan E. Norton, CFA
Joined fund team in 2002

Managers share investment strategy and decisions

See page 44 for the management biographies.

FUND CODES

Class A      Ticker           JFVAX
             CUSIP            478032790
             Newspaper        --
             SEC number       811-3392
             JH fund number   61

Class B      Ticker           JFVBX
             CUSIP            478032774
             Newspaper        --
             SEC number       811-3392
             JH fund number   161

Class C      Ticker           JFVCX
             CUSIP            478032766
             Newspaper        --
             SEC number       811-3392
             JH fund number   561

Growth Trends Fund

[GOAL AND STRATEGY LOGO]

GOAL AND STRATEGY
The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests approximately 1/3 of assets in equity securities (including common and preferred stocks and their equivalents) of U.S. and foreign companies in each of the following sectors: financial services, health care and technology. Due to changes in market values, assets will be allocated as needed in order to attempt to achieve a 1/3 weighting in each sector. The fund attempts to concentrate its investments within each of the three sectors in 20 to 35 companies.

Companies in the financial services sector include banks, insurance companies, brokerage firms and financial holding companies. Health-care companies include pharmaceutical, medical technology, managed care, biotechnology and biochemical research and development companies. Companies in the technology sector are typically in fields such as computer software and hardware, Internet services, telecommunications and data management and storage.

In managing the portfolio, the managers focus primarily on stock selection rather than industry allocation.

The managers seek to identify companies positioned to benefit from economic and social trends. They use fundamental financial analysis to identify individual companies of any size that appear most attractive in terms of earnings stability, growth potential, business changes and valuation.

The fund may invest in certain higher-risk securities, including investments in emerging market countries and securities that are not publicly offered or traded, called restricted securities.

The fund may use certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities for defensive purposes. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

[PAST PERFORMANCE LOGO]

PAST PERFORMANCE
The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class A, total returns
2005 return as of 3-31-05: -6.41%
Best quarter: Q2 '03, 18.93%
Worst quarter: Q1 '01,-23.27%


After-tax returns After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes) Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

Class A calendar year total returns (without sales charges)

2001            -26.89%
2002            -31.42%
2003             30.61%
2004              5.56%

Average annual total returns (including sales charge) for periods ending 12-31-04

                                                             Life of      Life of     Life of
                                               1 year        Class A      Class B     Class C
Class A before tax (began 9-22-00)              0.33%        -12.02%          --          --
Class A after tax on distributions              0.33%        -12.04%          --          --
Class A after tax on distributions, with sale   0.21%         -9.87%          --          --
Class B before tax (began 9-22-00)             -0.20%            --       -12.03%         --
Class C before tax (began 9-22-00)              3.80%            --           --      -11.61%
--------------------------------------------------------------------------------------------
Standard & Poor's 500 Index                    10.88%         -2.55%       -2.55%      -2.55%

[MAIN RISKS LOGO]

MAIN RISKS
The value of your investment will fluctuate in response to stock market movements. It may fluctuate more widely than it would in a fund that is diversified across several sectors.

The fund's management strategy signifi-cantly influences performance, especially because this fund focuses on a few sectors of the economy. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of financial services, health-care and technology companies as a group may fall out of favor with the market, causing the fund to underperform investments that focus on other types of stocks or economic sectors.

Companies in each sector may face special risks. Falling or rising interest rates or deteriorating economic conditions could cause bank and financial service company stocks to suffer losses.

Health-care companies are strongly affected by worldwide scientific or technological developments and changes in governmental policies.

Technology companies are subject to intense competition, making products quickly obsolete. Some technology companies are smaller and may have limited product lines and financial and managerial resources, making them more vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

- Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.
- Certain derivatives could produce disproportionate losses.
- In a down market, emerging market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.
- Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability; these risks are more significant in emerging markets.

[YOUR EXPENSES LOGO]

YOUR EXPENSES
Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

Shareholder transaction expenses(1)                       Class A         Class B    Class C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                   5.00%           none       none

Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less        none(2)         5.00%      1.00%

Annual operating expenses                                        Class A       Class B    Class C
Management fee                                                    0.75%         0.75%      0.75%
Distribution and service (12b-1) fees                             0.30%         1.00%      1.00%
Other expenses                                                    0.81%         0.81%      0.81%
Total fund operating expenses                                     1.86%         2.56%      2.56%
Contractual expense reimbursement (at least until 2-28-06)        0.21%         0.21%      0.21%
Net annual operating expenses                                     1.65%         2.35%      2.35%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

Expenses                            Year 1             Year 3     Year 5     Year 10
Class A                             $659               $1,036     $1,437     $2,555
Class B with redemption             $738               $1,077     $1,542     $2,708
Class B without redemption          $238               $  777     $1,342     $2,708
Class C with redemption             $338               $  777     $1,342     $2,879
Class C without redemption          $238               $  777     $1,342     $2,879

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

PORTFOLIO MANAGERS

FINANCIAL SERVICES
--------------------------
James K. Schmidt, CFA
Managed fund since it began in 2000
Primarily responsible for fund management

Thomas M. Finucane
Rejoined fund team in 2004 Day-to-day purchase and sale decisions; analysis of insurance, brokerage and asset management issuers

Lisa A. Welch
Joined fund team in 2000
Analysis of bank issuers


HEALTHCARE -- Robert C. Junkin, CPA
--------------------------------------
Joined fund team in 2005
Healthcare portfolio manager


TECHNOLOGY -- Anurag Pandit, CFA
--------------------------------------
Joined fund team in 2003
Technology portfolio manager

See page 44 for the management biographies.

FUND CODES

Class A      Ticker           JGTAX
             CUSIP            41014V109
             Newspaper        GTrendA
             SEC number       811-4079
             JH fund number   46

Class B      Ticker           JGTBX
             CUSIP            41014V208
             Newspaper        GTrendB
             SEC number       811-4079
             JH fund number   146

Class C      Ticker           JGTCX
             CUSIP            41014V307
             Newspaper        GTrendC
             SEC number       811-4079
             JH fund number   546

International Fund

[GOAL AND STRATEGY LOGO]

GOAL AND STRATEGY
The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of foreign companies of any size. The fund may invest up to 30% of assets in emerging markets as classified by Morgan Stanley Capital International (MSCI). The fund does not maintain a fixed allocation of assets, either with respect to securities type or geography.

In managing the portfolio, the managers focus on a "bottom-up" analysis on the financial conditions and competitiveness of individual foreign companies. In analyzing specific companies for possible investment, the managers ordinarily look for several of the following characteristics that will enable the companies to compete successfully in their respective markets:

- above-average per share earnings growth
- high return on invested capital
- a healthy balance sheet
- sound financial and accounting policies and overall financial strength
- strong competitive advantages
- effective research, product development and marketing

The managers consider whether to sell a particular security when any of those factors materially changes. The managers allocate the fund's assets among securities of countries that are expected to provide the best opportunities for meeting the fund's investment objective.

To manage risk, the fund does not invest more than 5% of assets in any one security.

The fund may use certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal conditions, the fund may temporarily invest more than 20% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

[PAST PERFORMANCE LOGO]

PAST PERFORMANCE
The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class A, total returns
2005 return as of 3-31-05: -0.41%
Best quarter: Q4 '99, 25.37%
Worst quarter: Q3 '02, -20.00%


After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

MSCI All Country World Free Ex-U.S. Index, an unmanaged index of freely traded stocks of foreign companies.

Class A calendar year total returns (without sales charges)

1995             5.34%
1996             11.37%
1997             -7.73%
1998             17.67%
1999             31.19%
2000            -27.68%
2001            -29.76%
2002            -20.47%
2003             31.29%
2004             13.24%

Average annual total returns (including sales charge) for periods ending
12-31-04

                                                  1 year       5 year      10 year       Life of
                                                                                         Class C
Class A before tax                                7.56%       -10.62%      -0.47%           --
Class A after tax on distributions                7.29%       -10.66%      -0.60%           --
Class A after tax on distributions, with sale     5.25%        -8.69%      -0.40%           --
Class B before tax                                7.56%       -10.69%      -0.53%           --
Class C before tax (began 6-1-98)                11.38%       -10.35%         --         -3.77%
----------------------------------------------------------------------------------------------
MSCI All Country World Free Ex-U.S. Index        18.26%        -2.14%       3.91%         2.50%

[MAIN RISKS LOGO]

MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social instability and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

The fund's management strategy has a significant influence on fund performance. If the fund invests in countries or regions that experience economic downturns, performance could suffer. In addition, if certain investments or industries do not perform as expected, or if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

- Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.
- In a down market, emerging market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.
- Certain derivatives could produce disproportionate losses.

[YOUR EXPENSES LOGO]

YOUR EXPENSES
Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

Shareholder transaction expenses(1)                     Class A         Class B    Class C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                 5.00%           none       none

Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less      none(2)         5.00%      1.00%

Annual operating expenses                  Class A               Class B    Class C
Management fee                              0.90%                 0.90%      0.90%
Distribution and service (12b-1) fees       0.30%                 1.00%      1.00%
Other expenses                              0.87%                 0.87%      0.87%
Total fund operating expenses(3)            2.07%                 2.77%      2.77%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

Expenses                            Year 1             Year 3     Year 5     Year 10
Class A                             $700               $1,116     $1,558     $2,780
Class B with redemption             $780               $1,159     $1,664     $2,932
Class B without redemption          $280               $  859     $1,464     $2,932
Class C with redemption             $380               $  859     $1,464     $3,099
Class C without redemption          $280               $  859     $1,464     $3,099


(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."
(3) The adviser has contractually agreed to limit the fund's net operating expenses to 2.35% for Class A and 3.05% for Class B and Class C at least until February 28, 2006.


SUBADVISER

Nicholas-Applegate Capital Management

Responsible for day-to-day investment management

Founded in 1984

Supervised by the adviser

PORTFOLIO MANAGERS

Horacio A. Valeiras
Joined fund team in 2003
Primarily responsible for fund management

Linda Ba
Joined fund team in 2003
Provides research and portfolio management support

See page 44 for the management biographies.

FUND CODES

Class A      Ticker           FINAX
             CUSIP            409906500
             Newspaper        IntlA
             SEC number       811-4630
             JH fund number   40

Class B      Ticker           FINBX
             CUSIP            409906609
             Newspaper        IntlB
             SEC number       811-4630
             JH fund number   140

Class C      Ticker           JINCX
             CUSIP            409906831
             Newspaper        --
             SEC number       811-4630
             JH fund number   540

Large Cap Equity Fund

[GOAL AND STRATEGY LOGO]

GOAL AND STRATEGY


The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies (companies in the capitalization range of the Standard & Poor's 500 Index, which was $566 million to $381.7 billion as of March 31, 2005). Equity securities include common and preferred stocks and their equivalents.


In managing the portfolio, the managers look for companies that are undervalued and/or offer the potential for above-average earnings growth. The managers employ a combination of proprietary financial models and bottom-up, fundamental financial research to identify companies that are selling at what appear to be substantial discounts to their long-term intrinsic value. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.

The fund manages risk by typically holding between 50 and 150 large companies that are diversified across industry sectors. The management team also uses fundamental financial analysis to identify individual companies with substantial cash flows, reliable revenue streams, superior competitive positions and strong management.

The fund may attempt to take advantage of short-term market volatility by investing in corporate restructurings or pending acquisitions. The fund may invest up to 20% of its assets in bonds of any maturity, with up to 15% of net assets in junk bonds rated as low as CC/Ca and their unrated equivalents. In selecting bonds, the managers look for the most favorable risk/return ratios.


The fund may invest up to 35% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies). In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.


The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

[PAST PERFORMANCE LOGO]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class A, total returns
2005 return as of 3-31-05: 0.13%
Best quarter: Q4 '99, 31.65%
Worst quarter: Q3 '01,-24.00%


After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

Class A calendar year total returns (without sales charges)

[PAST PERFORMANCE BARGRAPH]

1995             36.74%
1996             22.21%
1997             36.71%
1998             15.94%
1999             37.89%
2000             -2.93%
2001             -3.36%
2002            -37.83%
2003             23.29%
2004              4.14%

Average annual total returns (including sales charge) for periods ending
12-31-04

                                                     1 year     5 year   10 year  Life of
                                                                                  Class C
Class A before tax                                   -1.07%     -6.58%   10.02%      --
Class A after tax on distributions                   -1.13%     -8.07%    8.09%      --
Class A after tax on distributions, with sale        -0.70%     -5.96%    8.06%      --

Class B before tax                                   -1.64%     -6.61%    9.93%      --
Class C before tax (began 5-1-98)                     2.36%     -6.33%      --    -0.06%
Standard & Poor's 500 Index                          10.88%     -2.30%   12.07%    2.69%

[MAIN RISKS LOGO]

MAIN RISKS
The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a sig-nificant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

-    Certain derivatives could produce disproportionate losses.

- In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

- Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

- Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise, and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

[YOUR EXPENSES LOGO]

YOUR EXPENSES
Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

Shareholder transaction expenses(1)                         Class A          Class B    Class C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                    5.00%            none       none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less         none(2)          5.00%      1.00%


Annual operating expenses                                   Class A         Class B     Class C
Management fee                                              0.625%           0.625%     0.625%
Distribution and service (12b-1) fees                        0.25%            1.00%      1.00%
Other expenses                                              0.465%           0.465%     0.465%
Total fund operating expenses                                1.34%            2.09%      2.09%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


Expenses                            Year 1         Year 3     Year 5     Year 10
Class A                             $630           $903       $1,197     $2,032
Class B with redemption             $712           $955       $1,324     $2,229
Class B without redemption          $212           $655       $1,124     $2,229
Class C with redemption             $312           $655       $1,124     $2,421
Class C without redemption          $212           $655       $1,124     $2,421


(1)  A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

PORTFOLIO MANAGERS


Timothy E. Keefe, CFA
Rejoined fund team in 2004
Day-to-day purchase and sale decisions

Roger C. Hamilton
Joined fund team in 2004
Analysis of specific issuers

Robert C. Junkin, CPA
Joined fund team in 2003
Analysis of specific issuers


See page 44 for the management biographies.

FUND CODES

Class A      Ticker           TAGRX
             CUSIP            41013P103
             Newspaper        LgCpEqA
             SEC number       811-0560
             JH fund number   50

Class B      Ticker           TSGWX
             CUSIP            41013P202
             Newspaper        LgCpEqB
             SEC number       811-0560
             JH fund number   150

Class C      Ticker           JHLVX
             CUSIP            41013P301
             Newspaper        LgCpEqC
             SEC number       811-0560
             JH fund number   550

Large Cap Select Fund

[GOAL AND STRATEGY LOGO]


GOAL AND STRATEGY
The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies (companies with market capitalizations in excess of $5 billion). The fund invests primarily in U.S.-based companies whose growth, cash flow, earnings and dividend attributes are attractive and whose securities are reasonably priced and have the potential for capital appreciation, in the opinion of the management team.


In managing the portfolio, the management team looks for companies with strong balance sheets and sustainable earnings growth. In evaluating the prospects for a company's growth and earnings, the management team considers, among other things, the company's historical performance and growth strategy, the growth rate of the industries in which it operates and the markets into which it sells, the nature of its competitive environment, technological developments, and trends in market share.

In attempting to determine reasonable price levels for a company's securities, the management team utilizes a variety of measurement methods, including discounted cash flow analysis of expected earnings streams and an evaluation of the company's price-to-earnings ratio.

Under normal market conditions, the fund invests substantially all of its assets in equity securities (common and preferred stocks and their equivalents).

In abnormal conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund may not achieve its goal.

[PAST PERFORMANCE LOGO]

PAST PERFORMANCE
The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help to provide an indication of the fund's risks. Year-by-year and average annual figures for the period prior to August 22, 2003 reflect the actual performance of the sole class of M.S.B. Fund, Inc., the fund's predecessor. On August 22, 2003, the fund acquired all of the assets of M.S.B. Fund, Inc., pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. The average annual returns for Class A have been restated to reflect applicable sales charges. This adjustment will have the effect of reducing the previously reported performance of the M.S.B. Fund, Inc. Year-by-year and index figures do not reflect sales charges and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class A, total returns
2005 return as of 3-31-05: -3.36%
Best quarter: Q4 '98, 22.56%
Worst quarter: Q3 '02, -12.82%


After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

Class A calendar year total returns (without sales charges)

[PAST PERFORMANCE BARGRAPH]

1995       24.97%
1996       21.18%
1997       28.88%
1998       31.45%
1999        5.79%
2000        5.68%
2001       -3.73%
2002      -15.08%
2003       17.15%
2004        5.17%

Average annual total returns (including sales charge) for periods ending
12-31-04

                                                                       Life of     Life of
                                           1 year   5 year   10 year   Class B     Class C
Class A before tax                         -0.11%    0.22%    10.63%       --          --
Class A after tax on distributions         -0.40%   -0.57%     8.58%       --          --
Class A after tax on distributions,         0.15%   -0.05%     8.31%       --          --
with sale
Class B before tax (began 8-25-03)         -0.60%      --        --      7.59%         --
Class C before tax (began 8-25-03)          3.40%      --        --        --       10.46%
-----------------------------------------------------------------------------------------
Standard & Poor's 500 Index                10.88%   -2.30%    12.07%    17.87%      17.87%

[MAIN RISKS LOGO]

MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the management team's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

[YOUR EXPENSES LOGO]


YOUR EXPENSES
Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.


Shareholder transaction expenses(1)                       Class A         Class B    Class C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                   5.00%           none       none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less        none(2)         5.00%      1.00%


Annual operating expenses                                Class A       Class B    Class C
Management fee                                            0.75%         0.75%      0.75%
Distribution and service (12b-1) fees                     0.25%         1.00%      1.00%
Other expenses                                            0.44%         0.44%      0.44%
Total fund operating expenses                             1.44%         2.19%      2.19%
Contractual expense reimbursement (at least until
4-30-06)                                                  0.10%         0.10%      0.10%
Net annual operating expenses                             1.34%         2.09%      2.09%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

Expenses                           Year 1             Year 3     Year 5     Year 10
Class A                             $630               $923       $1,239     $2,130
Class B with redemption             $712               $976       $1,365     $2,326
Class B without redemption          $212               $676       $1,165     $2,326
Class C with redemption             $312               $676       $1,165     $2,516
Class C without redemption          $212               $676       $1,165     $2,516


(1)  A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

SUBADVISER
Shay Assets Management, Inc.

Founded in 1981

Supervised by the adviser


PORTFOLIO MANAGERS
John J. McCabe
Managed fund since 1991

Mark F. Trautman
Managed fund since 1993


Managers share investment strategy and decisions

See page 44 for the management biographies.

FUND CODES

Class A      Ticker           MSBFX
             CUSIP            409902749
             Newspaper        --
             SEC number       811-1677
             JH fund number   49

Class B      Ticker           JHLBX
             CUSIP            409902731
             Newspaper        --
             SEC number       811-1677
             JH fund number   149

Class C      Ticker           JHLCX
             CUSIP            409902723
             Newspaper        --
             SEC number       811-1677
             JH fund number   549

Mid Cap Growth Fund

[GOAL AND STRATEGY LOGO]


GOAL AND STRATEGY
The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of medium-capitalization companies (companies in the capitalization range of the Russell Midcap Growth Index, which was $523 million to $38.9 billion as of March 31, 2005).


In managing the portfolio, the manager conducts fundamental financial analysis to identify companies with above-average earnings growth.

In choosing individual securities, the manager looks for companies with growth stemming from a combination of gains in market share and increasing operating efficiency. Before investing, the manager typically identifies a specific catalyst for growth, such as a new product, business reorganization or merger.

The management team generally maintains personal contact with the senior management of the companies the fund invests in.

The manager considers broad economic trends, demographic factors, technological changes, consolidation trends and legislative initiatives.

The fund may invest up to 10% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest in U.S. government securities with maturities of up to three years and more than 10% of assets in cash or cash equivalents. In these and other cases, the fund might not achieve its goal.

The fund may not invest more than 5% of assets in any one security.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

[PAST PERFORMANCE LOGO]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class A, total returns
2005 return as of 3-31-05: -4.38%
Best quarter: Q4 '99, 45.43%
Worst quarter: Q1 '01, -30.04%


After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.
Russell Midcap Growth Index,

an unmanaged index containing those stocks from the Russell Midcap Index with a greater-than-average growth orientation.

Class A calendar year total returns (without sales charges)

[PAST PERFORMANCE BARGRAPH]

1995       34.24%
1996       29.05%
1997        2.37%
1998        6.53%
1999       58.17%
2000      -13.52%
2001      -33.59%
2002      -24.88%
2003       34.83%
2004        4.94%

Average annual total returns (including sales charge) for periods ending
12-31-04

                                                                        10 year    Life of
                                                1 year      5 year      Class B    Class C
Class A before tax                              -0.33%      -10.33%       5.65%       --
Class A after tax on distributions              -0.33%      -10.50%       4.44%       --
Class A after tax on distributions, with        -0.21%       -8.43%       4.41%       --
sale
Class B before tax                              -0.74%      -10.37%       5.60%       --
Class C before tax (began 6-1-98)                3.26%      -10.02%         --      -0.92%
-----------------------------------------------------------------------------------------
Standard & Poor's 500 Index                     10.88%       -2.30%      12.07%      3.13%
Russell Midcap Growth Index                     15.48%       -3.36%      11.23%      5.21%

[MAIN RISKS LOGO]

MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Medium-capitalization stocks tend to be more volatile than stocks of larger companies, and as a group could fall out of favor with the market, causing the fund to under-perform investments that focus either on small- or on large-capitalization stocks. Similarly, growth stocks could underper-form value stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly.

In addition, if the manager's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

-    Certain derivatives could produce disproportionate losses.

- In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

- Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

[YOUR EXPENSES LOGO]

YOUR EXPENSES
Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

Shareholder transaction expenses(1)                     Class A      Class B    Class C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                 5.00%        none       none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less      none(2)      5.00%      1.00%

Annual operating expenses                  Class A              Class B    Class C
Management fee                              0.80%                 0.80%      0.80%
Distribution and service (12b-1) fees       0.30%                 1.00%      1.00%
Other expenses                              0.69%                 0.69%      0.69%
Total fund operating expenses               1.79%                 2.49%      2.49%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

Expenses                           Year 1             Year 3     Year 5     Year 10
Class A                             $673               $1,035     $1,421     $2,500
Class B with redemption             $752               $1,076     $1,526     $2,654
Class B without redemption          $252               $776       $1,326     $2,654
Class C with redemption             $352               $776       $1,326     $2,826
Class C without redemption          $252               $776       $1,326     $2,826

(1)  A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

PORTFOLIO MANAGER
Thomas P. Norton, CFA
Joined fund team in 2002

See page 44 for the management biographies.

FUND CODES

Class A      Ticker           SPOAX
             CUSIP            409906807
             Newspaper        MdCpGrA
             SEC number       811-4630
             JH fund number   39

Class B      Ticker           SPOBX
             CUSIP            409906880
             Newspaper        MdCpGrB
             SEC number       811-4630
             JH fund number   139

Class C      Ticker           SPOCX
             CUSIP            409906823
             Newspaper        --
             SEC number       811-4630
             JH fund number   539

Multi Cap Growth Fund

[GOAL AND STRATEGY LOGO]

GOAL AND STRATEGY
The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests in a diversified portfolio of growth-oriented stocks of U.S. and foreign companies of any size.

In managing the portfolio, the management team focuses primarily on stocks, selecting companies that are expected to have above-average growth. In choosing individual securities, the manager uses fundamental financial analysis to identify companies with improving business fundamentals, such as revenue growth, profitability and improving cash flows. The management team also looks for companies with strong senior management and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in.

The fund may invest in preferred stocks and other types of equity securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

[PAST PERFORMANCE LOGO]

PAST PERFORMANCE
The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class A, total returns
2005 return as of 3-31-05: -4.73%
Best quarter: Q4 '01, 25.85%
Worst quarter: Q1 '01, -28.42%


After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)
Russell 1000 Growth Index, an unmanaged index of growth stocks in the Russell 1000 Index (an unmanaged index of the 1,000 largest-capitalization U.S. stocks).

Russell 2000 Growth Index, an unmanaged index containing those stocks from the Russell 2000 Index (an unmanaged index of 2,000 U.S. small-capitalization stocks) with a greater-than-average growth orientation.

Class A calendar year total returns (without sales charges)

[PAST PERFORMANCE BARGRAPH]

2001       -23.89%
2002       -25.53%
2003        34.10%
2004        14.23%

Average annual total returns (including sales charge) for periods ending
12-31-04

                                                             Life of        Life of      Life of
                                                 1 year      Class A        Class B      Class C
Class A before tax (began 12-1-00)                 8.52%     -4.22%          --              --
Class A after tax on distributions                 8.52%     -4.38%          --              --
Class A after tax on distributions, with sale      5.54%     -3.66%          --              --
Class B before tax (began 12-1-00)                 8.50%        --        -4.14%             --
Class C before tax (began 12-1-00)                12.50%        --           --           -3.67%
Russell 1000 Growth Index                          6.30%     -6.47%       -6.47%          -6.47%
Russell 2000 Growth Index                         14.31%      2.45%        2.45%           2.45%

[MAIN RISKS LOGO]

MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a sig-nificant influence on fund performance. The fund focuses on growth stocks, which could underperform value stocks.

To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the manager's security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of small and medium-size companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

- Certain derivatives could produce disproportionate losses.
- In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price; this risk could also affect small-capitalization stocks, especially those with low trading volumes.
- Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

[YOUR EXPENSES LOGO]

YOUR EXPENSES
Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

Shareholder transaction expenses(1)                    Class A    Class B    Class C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                               5.00%      none       none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is
less                                                   none(2)    5.00%      1.00%

Annual operating expenses                           Class A       Class B    Class C
Management fee                                      0.75%         0.75%      0.75%
Distribution and service (12b-1) fees               0.30%         1.00%      1.00%
Other expenses                                      1.46%         1.46%      1.46%
Total fund operating expenses                       2.51%         3.21%      3.21%
Contractual expense reimbursement (at least until   1.11%         1.11%      1.11%
2-28-06)
Net annual operating expenses                       1.40%         2.10%      2.10%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

Expenses                            Year 1     Year 3     Year 5     Year 10
Class A                             $635       $1,142     $1,674     $3,124
Class B with redemption             $713       $1,186     $1,782     $3,275
Class B without redemption          $213       $886       $1,582     $3,275
Class C with redemption             $313       $886       $1,582     $3,436
Class C without redemption          $213       $886       $1,582     $3,436

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

PORTFOLIO MANAGER

Anurag Pandit, CFA
Managed fund since it began in 2000

See page 44 for the
management biographies.

FUND CODES

Class A      Ticker           JMGAX
             CUSIP            478032709
             Newspaper        --
             SEC number       811-3392
             JH fund number   10

Class B      Ticker           JMGBX
             CUSIP            478032808
             Newspaper        --
             SEC number       811-3392
             JH fund number   110

Class C      Ticker           JMGCX
             CUSIP            478032881
             Newspaper        --
             SEC number       811-3392
             JH fund number   510

Small Cap Equity Fund

[GOAL AND STRATEGY LOGO]


GOAL AND STRATEGY
The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Index, which was $28 million to $6.5 billion as of March 31, 2005). Equity securities include common and preferred stocks and their equivalents.


In managing the portfolio, the managers emphasize a bottom-up approach to individual stock selection. With the aid of proprietary financial models, the management team looks for U.S. and foreign companies that possess a combination of strong earning growth rates and reasonable valuations. These companies often exhibit financial strength by means of sound balance sheets and other financial statements.

The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. To a lesser extent, the team also utilizes technical analysis to assess short- and long-term market trends. The management team also looks for companies with strong senior management and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in. The fund diversifies across industry sectors. The fund may not invest more than 5% of assets in any one security.

The fund may invest up to 15% of assets in a basket of foreign securities or in bonds of any maturity rated as low as CC/Ca and their unrated equivalents (bonds below BBB/Baa are considered junk bonds). The fund may make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies) and may short-sell up to 15% of the fund's assets for non-speculative purposes to manage volatility.

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

[PAST PERFORMANCE LOGO]

PAST PERFORMANCE
The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class A, total returns
2005 return as of 3-31-05: -6.47%
Best quarter: Q4 '99, 47.75%
Worst quarter: Q3 '01, -33.72%


After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)
Russell 2000 Index, an unmanaged index of 2,000 U.S. small-capitalization stocks.
Standard & Poor's Small Cap 600 Index,
an unmanaged index of 600 U.S. small-sized companies.

Class A calendar year total returns (without sales charges)

[PAST PERFORMANCE BARGRAPH]

1995        20.26%
1996        12.91%
1997        25.25%
1998        -2.10%
1999        98.25%
2000        -6.26%
2001        10.97%
2002       -44.33%
2003        48.91%
2004        12.86%

Average annual total returns (including sales charge) for periods ending
12-31-04

                                            1 year     5 year     10 year     Life of
                                                                              Class C
Class A before tax                          7.22%      -1.56%     11.81%           --
Class A after tax on distributions          7.22%      -2.16%     10.34%           --
Class A after tax on distributions, with
sale                                        4.69%      -1.64%     9.58%            --
Class B before tax                          7.05%      -1.60%     11.74%           --
Class C before tax (began 5-1-98)           11.05%     -1.23%       --          7.71%
-------------------------------------------------------------------------------------
Russell 2000 Index                          18.33%     6.61%      11.54%        5.88%
Standard & Poor's Small Cap 600 Index       22.66%     11.60%     14.29%        8.37%

[MAIN RISKS LOGO]

MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium- or large-capitalization stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more established companies, it may be difficult for the fund to sell these securities at a desirable price.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

- Certain derivatives, such as short sales, could produce disproportionate losses.

- In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

- Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

- Any bonds held by the fund could be downgraded in credit quality or go into default. In addition,bond prices generally fall when interest rates rise; this risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the issuer, an industry or the economy in general.

[YOUR EXPENSES LOGO]

YOUR EXPENSES
Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

Shareholder transaction expenses(1)                      Class A     Class B     Class C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                 5.00%       none        none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less      none(2)     5.00%       1.00%

Annual operating expenses                   Class A     Class B     Class C
Management fee                              0.70%       0.70%       0.70%
Distribution and service (12b-1) fees       0.30%       1.00%       1.00%
Other expenses                              0.51%       0.51%       0.51%
Total fund operating expenses               1.51%       2.21%       2.21%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

Expenses                            Year 1             Year 3     Year 5     Year 10
Class A                             $646               $953       $1,283     $2,211
Class B with redemption             $724               $991       $1,385     $2,367
Class B without redemption          $224               $691       $1,185     $2,367
Class C with redemption             $324               $691       $1,185     $2,544
Class C without redemption          $224               $691       $1,185     $2,544

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

PORTFOLIO MANAGERS

Alan E. Norton, CFA
Joined fund team in 2002

Henry E. Mehlman, CFA
Joined fund team in 2002

Managers share investment strategy and decisions

See page 44 for the management biographies.

FUND CODES

Class A      Ticker           SPVAX
             CUSIP            409905700
             Newspaper        SmCpEqA
             SEC number       811-3999
             JH fund number   37

Class B      Ticker           SPVBX
             CUSIP            409905809
             Newspaper        SmCpEqB
             SEC number       811-3999
             JH fund number   137

Class C      Ticker           SPVCX
             CUSIP            409905882
             Newspaper        SmCpEqC
             SEC number       811-3999
             JH fund number   537

Small Cap Growth Fund

[GOAL AND STRATEGY LOGO]


GOAL AND STRATEGY
The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of small-capitalization companies (companies in the capitalization range of the Russell 2000 Growth Index, which was $41 million to $6.5 billion as of March 31, 2005).


The managers look for companies in the emerging growth phase of development that are not yet widely recognized. The fund also may invest in established companies that, because of new management, products or opportunities, offer the possibility of accelerating earnings.

To manage risk, the fund typically invests in companies across many industries, and does not invest more than 5% of assets in any one company.

In managing the portfolio, the managers use fundamental financial analysis to identify rapidly growing companies. The managers favor companies that dominate their market niches or are poised to become market leaders. They look for strong senior management teams and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in.

The fund may invest in preferred stocks and other types of equity securities, and may invest up to 10% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes or currencies).

In abnormal circumstances, the fund may temporarily invest in U.S. government securities with maturities of up to three years and more than 10% of assets in cash and cash equivalents.

In these and other cases, the fund might not achieve its goal. The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

[PAST PERFORMANCE LOGO]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class A, total returns
2005 return as of 3-31-05: -6.49%
Best quarter: Q4 '99, 43.86%
Worst quarter: Q3 '01, -26.52%


After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)
Russell 2000 Index, an unmanaged index of 2,000 U.S. small-capitalization stocks.
Russell 2000 Growth Index, an unmanaged
index containing those stocks from the Russell
2000 Index with a greater-than-average growth orientation.

Class A calendar year total returns (without sales charges)

[PAST PERFORMANCE BARGRAPH]

1995            43.14%
1996            13.76%
1997            15.36%
1998            12.36%
1999            64.96%
2000           -21.48%
2001           -14.22%
2002           -31.54%
2003            30.31%
2004            14.25%

Average annual total returns (including sales charge) for periods ending
12-31-04

                                             1 year     5 year     10 year     Life of
                                                                               Class C
Class A before tax                            8.56%     -8.19%      8.55%           --
Class A after tax on distributions            8.56%     -8.34%      7.64%           --
Class A after tax on distributions, with      5.56%     -6.77%      7.31%           --
sale
Class B before tax                            8.38%     -8.31%      8.45%           --
Class C before tax (began 6-1-98)            12.25%     -7.95%      --           2.69%
--------------------------------------------------------------------------------------
Russell 2000 Index                           18.33%      6.61%     11.54%        7.12%
Russell 2000 Growth Index                    14.31%     -3.57%      7.12%        2.52%

[MAIN RISKS LOGO]

MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a sig-nificant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium- or large-capitalization stocks. Similarly, growth stocks could underperform value stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could under-perform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult for the fund to sell these securities at a desirable price.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

- Certain derivatives could produce disproportionate losses.

- In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

- Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

[YOUR EXPENSES LOGO]

YOUR EXPENSES
Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

Shareholder transaction expenses(1)                       Class A     Class B     Class C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                   5.00%      none        none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less        none(2)    5.00%       1.00%

Annual operating expenses                   Class A     Class B     Class C
Management fee                              0.75%       0.75%       0.75%
Distribution and service (12b-1) fees       0.25%       1.00%       1.00%
Other expenses                              0.55%       0.55%       0.55%
Total fund operating expenses               1.55%       2.30%       2.30%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

Expenses                            Year 1     Year 3     Year 5     Year 10
Class A                             $650       $965       $1,302     $2,253
Class B with redemption             $733       $1,018     $1,430     $2,448
Class B without redemption          $233       $718       $1,230     $2,448
Class C with redemption             $333       $718       $1,230     $2,636
Class C without redemption          $233       $718       $1,230     $2,636

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

PORTFOLIO MANAGERS

Anurag Pandit, CFA
Joined fund team in 1996

Thomas P. Norton, CFA
Joined fund team in 2003

Managers share investment strategy and decisions

See page 44 for the management biographies.

FUND CODES

Class A      Ticker           TAEMX
             CUSIP            478032105
             Newspaper        SmCpGrA
             SEC number       811-3392
             JH fund number   60

Class B      Ticker           TSEGX
             CUSIP            478032204
             Newspaper        SmCpGrB
             SEC number       811-3392
             JH fund number   160

Class C      Ticker           JSGCX
             CUSIP            478032501
             Newspaper        SmCpGrC
             SEC number       811-3392
             JH fund number   560

Sovereign Investors Fund

[GOAL AND STRATEGY logo]


GOAL AND STRATEGY
The fund seeks long-term growth of capital and income without assuming undue market risks. To pursue this goal, the fund normally invests at least 80% of its stock investments in a diversified portfolio of companies with market capitalizations within the range of the Standard & Poor's 500 Index. On March 31, 2005, that range was $566 million to $381.7 billion.


At least 65% of the fund's stock investments are "dividend performers" -- companies whose dividend payments have increased steadily for ten years. In managing the portfolio, the managers use fundamental financial analysis to identify individual companies with high-quality income statements, substantial cash reserves and identifiable catalysts for growth, which may be new products or benefits from industrywide growth. The managers generally visit companies to evaluate the strength and consistency of their management strategy. Finally, the managers look for stocks that are reasonably priced relative to their earnings and industry.

The fund may not invest more than 5% of assets in any one security. The fund may invest in bonds of any maturity, with up to 5% of assets in junk bonds rated as low as C and their unrated equivalents.

The fund typically invests in U.S. companies but may invest in dollar-denominated foreign securities. It may also make limited use of certain derivatives (investments whose value is based on indexes).

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

[PAST PERFORMANCE logo]

PAST PERFORMANCE
The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class A, total returns
2005 return as of 3-31-05: -1.50%
Best quarter: Q4 '98, 15.56%
Worst quarter: Q3 `02, -13.87%


After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

Class A calendar year total returns (without sales charges)

[PAST PERFORMANCE BARGRAPH]

1995                    29.15%
1996                    17.57%
1997                    29.14%
1998                    15.62%
1999                     5.91%
2000                     4.08%
2001                    -6.06%
2002                   -18.68%
2003                    19.55%
2004                     5.23%

Average annual total returns(including sales charge)for periods ending 12-31-04

                                           1 year     5 year     10 year      Life of
                                                                              Class C
Class A before tax                          -0.05%    -1.02%      8.60%           --
Class A after tax on distributions          -0.37%    -2.12%      7.03%           --
Class A after tax on distributions, with    -0.04%    -1.32%      6.83%           --
sale
Class B before tax                          -0.55%    -1.03%      8.52%           --
Class C before tax (began 5-1-98)           3.50%     -0.69%       --          1.00%
------------------------------------------------------------------------------------
Standard & Poor's 500 Index                 10.88%    -2.30%     12.07%        2.69%

[MAIN RISKS logo]

MAIN RISKS
The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

- Certain derivatives could produce disproportionate losses.

- In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

- Foreign investments carry additional risks, including inadequate or inaccurate financial information and social or political instability.

- Any bonds held by the fund could be downgraded in credit rating or go into default.Bond prices generally fall when interest rate rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

[YOUR EXPENSES logo]

YOUR EXPENSES
Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

Shareholder transaction expenses(1)                        Class A     Class B     Class C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                   5.00%       none        none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less        none(2)     5.00%       1.00%


Annual operating expenses                   Class A     Class B     Class C
Management fee                              0.58%       0.58%       0.58%
Distribution and service (12b-1) fees       0.30%       1.00%       1.00%
Other expenses                              0.32%       0.32%       0.32%
Total fund operating expenses               1.20%       1.90%       1.90%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


Expenses                            Year 1     Year 3     Year 5     Year 10
Class A                             $616       $862       $1,127     $1,882
Class B with redemption             $693       $897       $1,226     $2,040
Class B without redemption          $193       $597       $1,026     $2,040
Class C with redemption             $293       $597       $1,026     $2,222
Class C without redemption          $193       $597       $1,026     $2,222


(1) A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

PORTFOLIO MANAGERS

John F. Snyder, III
Joined fund team in 1983


Barry H. Evans, CFA
Joined fund team in 1996

Managers share investment strategy and decisions


See page 44 for the management biographies.

FUND CODES

Class A      Ticker           SOVIX
             CUSIP            47803P302
             Newspaper        SvInvA
             SEC number       811-0560
             JH fund number   29

Class B      Ticker           SOVBX
             CUSIP            47803P401
             Newspaper        SvInvB
             SEC number       811-0560
             JH fund number   129

Class C      Ticker           SOVCX
             CUSIP            47803P609
             Newspaper        --
             SEC number       811-0560
             JH fund number   529

U.S. Global Leaders Growth Fund

[GOAL AND STRATEGY LOGO]

GOAL AND STRATEGY
The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in common stocks of "U.S. Global Leaders." Under normal market conditions, at least 80% of the fund's assets will be invested in stocks of companies the managers regard as U.S. Global Leaders.

The managers consider U.S. Global Leaders to be U.S. companies with multinational operations that typically exhibit the following key sustainable growth characteristics:

- Hold leading market shares of their relevant industries that result in high profit margins and high investment returns.

- Supply consumable products or services so that their revenue streams are recurring.

The managers seek to identify companies with superior long-term earnings prospects and to continue to own them as long as the managers believe they will continue to enjoy favorable prospects for capital growth and are not overvalued in the marketplace.


As a result of its investment strategy, the fund typically invests in large-capitalization companies (companies in the capitalization range of the Standard & Poor's 500 Index, which was $566 million to $381.7 billion as of March 31, 2005).


The fund is non-diversified, which allows it to make larger investments in individual companies.

The fund may invest in other types of equity securities and foreign stocks.

In abnormal circumstances, the fund may temporarily invest in short-term cash equivalents. In these and other cases, the fund might not achieve its goal.

[PAST PERFORMANCE LOGO]

PAST PERFORMANCE
The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help to provide an indication of the fund's risks. Year-by-year and average annual figures for the period prior to May 17, 2002 reflect the actual performance of the sole class of U.S. Global Leaders Growth Fund, the fund's predecessor. On May 17, 2002, the fund acquired all of the assets of U.S. Global Leaders Growth Fund pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. The average annual returns for Class A have been restated to reflect applicable sales charges. This adjustment will have the effect of reducing the previously reported performance of the U.S. Global Leaders Growth Fund. Year-by-year and index figures do not reflect sales charges and would be lower if they did. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Class A, total returns
2005 return as of 3-31-05: -5.10%
Best quarter: Q4 '98, 29.43%
Worst quarter: Q3 '98, -16.69%


After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

Class A calendar year total returns (without sales charges)

[PAST PERFORMANCE BARGRAPH]

1996      22.94%
1997      40.68%
1998      31.98%
1999       7.88%
2000       4.15%
2001      -6.83%
2002     -14.51%
2003      19.24%
2004       8.51%

Average annual total returns (including sales charge) for periods ending
12-31-04

                                                                          Life of      Life of      Life of
                                                   1 year      5 year     Class A      Class B      Class C
Class A before tax (began 9-29-95)                  3.10%       0.39%      11.24%          --           --
Class A after tax on distributions                  3.01%       0.37%      11.19%          --           --
Class A after tax on distributions, with sale       2.02%       0.32%      10.02%          --           --
Class B before tax (began 5-20-02)                  2.67%         --          --         1.14%          --
Class C before tax (began 5-20-02)                  6.67%         --          --           --         2.25%
----------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index                        10.88%      -2.30%       9.97%        5.92%        5.92%

[MAIN RISKS LOGO]

MAIN RISKS
The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Similarly, growth stocks could underperform value stocks.

Companies that have substantial multinational operations may be affected by fluctuations in currency exchange rates and by economic and political conditions in foreign countries. These conditions may include restrictions on monetary repatriation and possible seizure, nationalization or expropriation of assets. To the extent the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

- If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

- In a down market, higher-risk securities could become harder to value or to sell at a fair price.

- Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

[YOUR EXPENSES LOGO]

YOUR EXPENSES
Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.


Shareholder transaction expenses                             Class A       Class B    Class C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                      5.00%         none       none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less           none(2)       5.00%      1.00%

Annual operating expenses(3)                                  Class A       Class B    Class C
Management fee                                                 0.75%         0.75%      0.75%
Distribution and service (12b-1) fees                          0.25%         1.00%      1.00%
Other expenses                                                 0.38%         0.38%      0.38%
Total fund operating expenses                                  1.38%         2.13%      2.13%
Contractual expense reimbursement (at least until 4-30-06)     0.06%         0.06%      0.06%
Net annual operating expenses                                  1.32%         2.07%      2.07%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

Expenses                           Year 1             Year 3      Year 5     Year 10
Class A                             $628               $909       $1,212     $2,070
Class B with redemption             $710               $961       $1,339     $2,266
Class B without redemption          $210               $661       $1,139     $2,266
Class C with redemption             $310               $661       $1,139     $2,457
Class C without redemption          $210               $661       $1,139     $2,457


(1)  A $4.00 fee will be charged for wire redemptions.

(2) Except for investments of $1 million or more; see "How sales charges are calculated."


(3) Expense information in this table has been restated to reflect current fees.


SUBADVISER
Sustainable Growth Advisers, LP

Responsible for day-to-day investment management

Founded in 2003

Supervised by the adviser

PORTFOLIO MANAGERS

Gordon M. Marchand, CFA, CIC
Managed fund since 1995

George P. Fraise
Joined fund team in 2000

Robert L. Rohn
Joined fund team in 2003

Managers share investment strategy and decisions

See page 44 for the management biographies.

FUND CODES

Class A      Ticker           USGLX
             CUSIP            409902830
             Newspaper        USGlobLdrs
             SEC number       811-1677
             JH fund number   26

Class B      Ticker           USLBX
             CUSIP            409902822
             Newspaper        --
             SEC number       811-1677
             JH fund number   126

Class C      Ticker           USLCX
             CUSIP            409902814
             Newspaper        --
             SEC number       811-1677
             JH fund number   526

Your account

CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

Class A
-    A front-end sales charge, as described at right.
- Distribution and service (12b-1) fees of 0.30% (0.25% for Classic Value, Large Cap Equity, Large Cap Select, Small Cap Growth and U.S. Global Leaders Growth).

Class B

-    No front-end sales charge; all your money goes to work for you right away.
-    Distribution and service (12b-1) fees of 1.00%.
-    A deferred sales charge, as described on following page.
- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

Class C

-    No front-end sales charge; all your money goes to work for you right away.
-    Distribution and service (12b-1) fees of 1.00%.
- A 1.00% contingent deferred sales charge on shares sold within one year of purchase.
- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

Investors purchasing $1 million or more of Class B or Class C shares may want to consider the lower operating expenses of Class A shares.

For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

Other classes of shares of the funds, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer receives a percentage of these sales charges and fees. In addition, John Hancock Funds may pay significant compensation out of its own resources to your broker-dealer. These payments are described in the Statement of Additional Information.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

HOW SALES CHARGES ARE CALCULATED

Class A Sales charges are as follows:

Class A sales charges

                            As a % of             As a % of your
Your investment          offering price*            investment
Up to $49,999                  5.00%                   5.26%
$50,000 - $99,999              4.50%                   4.71%
$100,000 - $249,999            3.50%                   3.63%
$250,000 - $499,999            2.50%                   2.56%
$500,000 - $999,999            2.00%                   2.04%
$1,000,000 and over        See below

*Offering price is the net asset value per share plus any initial sales charge.


You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class I or Class R shares of John Hancock mutual funds. To receive the reduced sales charge, you must tell your broker or financial adviser at the time you purchase a fund's Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or at a broker or financial adviser other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the funds' Web site at www.jhfunds.com. You may also consult your broker or financial adviser, or refer to the section entitled "Initial Sales Charge on Class A Shares" in a fund's Statement of Additional Information. You may request a Statement of Additional Information from your broker or financial adviser, access the funds' Web site at www.jhfunds.com, or call Signature Services at 1-800-225-5291.


Investments of $1
million or more Class A shares are available with no front-end sales charge.There is a contingent deferred sales charge (CDSC) on any Class A shares upon which a commission or finder's fee was paid that are sold within one year of purchase, as follows:

Class A deferred charges on $1 million+ investments

                                  CDSC on shares
Your investment                     being sold
First $1M - $4,999,999                1.00%
Next $1 - $5M above that              0.50%
Next $1 or more above that            0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends.

32 YOUR ACCOUNT

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B and Class C Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

Class B Deferred Charges

                           CDSC on shares
Years after purchase           being sold
1st year                            5.00%
2nd year                            4.00%
3rd or 4th year                     3.00%
5th year                            2.00%
6th year                            1.00%
After 6th year                       none

Class C deferred charges

Years after purchase                 CDSC
1st year                            1.00%
After 1st year                       none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

SALES CHARGE REDUCTIONS AND WAIVERS

Reducing YOUR Class A Sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

- Accumulation Privilege -- lets you add the value of any class of shares of any John Hancock funds you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

- Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund's Class A shares during the next 13 months. The calculation of this amount would include Accumulation and Combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the funds agree to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for retirement plan investors is a 48-month Letter of Intention, described in the SAI.

- Combination Privilege -- lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must: Complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments must total at least $250 per account opened), and individual investors may close their accounts at any time.

To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

- to make payments through certain systematic withdrawal plans

- certain retirement plans participating in Merrill Lynch or PruSolutions(SM) programs

- redemptions pursuant to a fund's right to liquidate an account less than
  $1,000

- redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

- to make certain distributions from a retirement plan

- because of shareholder death or disability

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

                                                                 YOUR ACCOUNT 33

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same John Hancock fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative are notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.


To utilize this privilege you must: Contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

- selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

- financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with John Hancock Funds


- fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

- individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to an IRA

- individuals converting assets held in an IRA, SIMPLE IRA, SEP or SARSEP invested in John Hancock Funds directly to a ROTH IRA


- participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

- participants in certain 529 plans that have a signed agreement with John Hancock Funds (one-year CDSC may apply)

- certain retirement plans participating in Merrill Lynch or PruSolutions(SM) programs

Class A shares of John Hancock Classic Value Fund may be offered without front-end sales charges or CDSCs to any shareholder account of Pzena Focused Value Fund registered on this fund's books in the shareholder's name as of November 8, 2002.

Class A shares of John Hancock Large Cap Select Fund may be offered without front-end sales charges or CDSCs to any shareholder account of M.S.B. Fund, Inc. registered on this fund's books in the shareholder's name as of August 22, 2003.

Class A shares of John Hancock U.S. Global Leaders Growth Fund may be offered without front-end sales charges or CDSCs to any shareholder account of U.S. Global Leaders Growth Fund registered on this fund's books in the shareholder's name as of May 17, 2002.

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

OTHER WAIVERS Front-end sales charges and CDSCs are generally not imposed in connection with the following transactions:

- exchanges from one John Hancock fund to the same class of any other John Hancock fund (see "Transaction Policies" in this prospectus for additional details)

- dividend reinvestments (see "Dividends and Account Policies" in this prospectus for additional details)

OPENING AN ACCOUNT

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

  - non-retirement account: $1,000

  - retirement account: $500

  - group investments: $250

  - Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

  - there is no minimum initial investment for fee-based or wrap accounts of selling firms who have executed a fee-based or wrap agreement with John Hancock Funds

3 All shareholders must complete the account application, carefully following the instructions. When opening a corporate account, you must submit: (1) a new account application; (2) a corporate business/organization resolution certified within the past 12 months or a John Hancock Funds business/organization certification form; and (3) articles of incorporation or a government-issued business license. When opening a trust account, you must submit: (1) a new account application and (2) a copy of the trust document certified within the past 12 months. You must notify your financial representative or Signature Services if this information changes. Signature Services reserves the right to require additional documentation prior to opening any account. For more details, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.


5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.


34 YOUR ACCOUNT

Buying shares

                     Opening an account                               Adding to an account

By check

[BY CHECK LOGO]
                     - Make out a check for the investment amount,    - Make out a check for the investment amount,
                       payable to "John Hancock Signature Services,     payable to"John Hancock Signature Services,
                       Inc."                                            Inc."

                     - Deliver the check and your completed           - Fill out the detachable investment slip from
                       applicationto your financial representative,     account statement. If no slip is available,
                       or mail them to Signature Services               include a note specifying the fund name,
                       (address below).                                 your share class, your account number and
                                                                        the name(s) in which the account is
                                                                        registered.

                                                                      - Deliver the check and your investment slip
                                                                        or note to your financial representative,
                                                                        or mail them to Signature Services
                                                                        (address below).

By exchange
[BY EXCHANGE LOGO]   - Call your financial representative or          - Log on to www.jhfunds.com to process exchanges
                       Signature Services to request an exchange.       between funds.

                                                                      - Call EASI-Line for automated service 24 hours a day using your touch-tone phone at 1-800-338-8080.

                                                                      - Call your financial representative or Signature Services to request an exchange.

By wire
[BY WIRE LOGO]
                     - Deliver your completed application to your     - Instruct your bank to wire the amount of your
                       financial representative, or mail it to          investment to:
                       Signature Services.                                 First Signature Bank & Trust
                                                                           Account # 900000260
                     - Obtain your account number by calling your          Routing # 211475000
                       financila representative or Signatures
                       Service

                     - Instruct your bank to wire the amount of       Specify the fund name, your share class, your account number
                       your investment to:                            and the name(s) in which the account is registered. Your bank
                          First Signature Bank & Trust                may charge a fee to wire funds.
                          Account # 900000260
                          Routing # 211475000

                     Specify the fund name, your choice of share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By internet
[BY INTERNET LOGO]   See "By exchange" and "By wire."                 - Verify that your bank or credit union is a member of the
                                                                        Automated Clearing House (ACH) system.

                                                                      - Complete the "Bank Information" section on your account
                                                                        application.

                                                                      - Log on to www.jhfunds.com to initiate purchases using
                                                                        your authorized bank account.

By phone
[BY PHONE LOGO]      See "By exchange" and "By wire."                 - Verify that your bank or credit union is a member of the
                                                                        Automated Clearing House (ACH) system.

                                                                      - Complete the "Bank Information" section on your account
                                                                        application.

                                                                      - Call EASI-Line for automated service 24 hours a day using
Address:                                                                your touch-tone phone at 1-800-338-8080.
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000                                        - Call your financial representative or call Signature
Boston, MA       02217-1000                                             Services between 8 A.M. and 7 P .M. Eastern Time on most
                                                                        business days.
Phone Number: 1-800-225-5291                                          To open or add to an account using the Monthly Automatic
                                                                      Accumulation Program, see "Additional investor services."
Or contact your financial representative for instructions
and assistance.

                                                                 YOUR ACCOUNT 35

Selling shares

                                                                      TO SELL SOME OR ALL OF YOUR SHARES
By letter
[BY LETTER LOGO]
                     - Accounts of any type.                          - Write a letter of instruction or complete a stock power
                     - Sales of any amount.                             indicating the fund name, your share class, your account
                                                                        number, the name(s) in which the account is registered
                                                                        and the dollar value or number of shares you wish to sell.

                                                                      - Include all signatures and any additional documents that may be required (see next page).

                                                                      - Mail the materials to Signature Services.

                                                                      - A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                                                                        letter of instruction.

By internet
[BY INTERNET LOGO]
                     - Most accounts.                                 - Log on to www.jhfunds.com to initiate redemptions from
                                                                        your funds.
                     - Sales of up to $100,000.

By phone
[BY PHONE LOGO]
                     - Most accounts.                                 - Call EASI-Line for automated service 24 hours a day using your touch-tone phone at 1-800-338-8080.
                     - Sales of up to $100,000.
                                                                      - Call your financial representative or call Signature
                                                                        Services between 8 A.M. and 7 P .M. Eastern Time on most
                                                                        business days.

By wire or electronic funds transfer (EFT)
[BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT) BY LOGO]

                     - Requests by letter to sell any amount.         - To verify that the Internet or telephone redemption
                                                                        privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.
w                    - Requests by Internet or phone to sell up to
                       $100,000.
                                                                      - Amounts of $1,000 or more will be wired on the next
                                                                        business day. A $4 fee will be deducted from your account.

                                                                      - Amounts of less than $1,000 may be sent by EFT or by check.
                                                                        Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this
                                                                        service.

By exchange
[BY EXCHANGE LOGO]
                     - Accounts of any type.                          - Obtain a current prospectus for the fund into which you
                                                                        are exchanging by Internet or by calling your financial
                     - Sales of any amount.                             representative or Signature Services.

                                                                      - Log on to www.jhfunds.com to process exchanges between
                                                                        your funds.

                                                                      - Call EASI-Line for automated service 24 hours a day
                                                                        using your touch-tone phone at 1-800-338-8080.

                                                                      - Call your financial representative or Signature
                                                                        Services to request an exchange.

To sell shares through a systematic withdrawal plan, see
"Additional investor services."

36 YOUR ACCOUNT

SELLING SHARES IN WRITING In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

- your address of record has changed within the past 30 days

- you are selling more than $100,000 worth of shares

- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

Seller                                                                Requirements for written requests
Owners of individual, joint or UGMA/UTMA accounts (custodial          - Letter of instruction.
accounts for minors).
                                                                      - On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

                                                                      - Signature guarantee if applicable (see above).

Owners of corporate, sole proprietorship, general partner or          - Letter of instruction.
association accounts.
                                                                      - Corporate business/organization resolution, certified
                                                                        within the past 12 months, or a John Hancock Funds business
                                                                        /organization certification form.

                                                                      - On the letter and the resolution, the signature of the
                                                                        person(s)authorized to sign for the account.

                                                                      - Signature guarantee if applicable (see above).

Owners or trustees of trust accounts.                                 - Letter of instruction.

                                                                      - On the letter, the signature(s) of the trustee(s).

                                                                      - Copy of the trust document certified within the past 12
                                                                        months or a John Hancock Funds trust certification form.

                                                                      - Signature guarantee if applicable (see above).


Joint tenancy shareholders with rights of survivorship with a         - Letter of instruction signed by surviving tenant.
deceased co-tenant(s).
                                                                      - Copy of death certificate.


                                                                      - Signature guarantee if applicable (see above).

Executors of shareholder estates.                                     - Letter of instruction signed by executor.

                                                                      - Copy of order appointing executor, certified within the
                                                                        past 12 months.

                                                                      - Signature guarantee if applicable (see above).

Administrators, conservators, guardians and other sellers or          - Call 1-800-225-5291 for instructions.
account types not listed above.

Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions and assistance.

                                                                 YOUR ACCOUNT 37

TRANSACTION POLICIES

VALUATION OF SHARES The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). Each fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, a fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the Board of Trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the funds rely upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The funds use a pricing matrix to determine the value of fixed income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed income securities. The funds value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the statement of additional information.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel, consistent with applicable law, for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitations on exchange activity" described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in

38 YOUR ACCOUNT
which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies The funds' Boards of Trustees have adopted the following policies and procedures by which the funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitations on exchange activity The funds, through their agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the funds' ability to monitor exchange activity, as discussed under "Limitations on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the record of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

- A fund that invests a significant portion of its assets in small-or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

- A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

- A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types

                                                                 YOUR ACCOUNT 39
of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information John Hancock Funds is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares The funds no longer issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

- after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

- after any changes of name or address of the registered owner(s)

- in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally distribute most or all of their net earnings annually in the form of dividends. Balanced and Sovereign Investors Funds typically declare and pay income dividends quarterly. All other funds declare and pay any income dividends annually. Any capital gains are distributed annually.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, your fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges. If your account balance is $100 or less and no action is taken, the account will be liquidated.

40 YOUR ACCOUNT

ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP)

MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

- Complete the appropriate parts of your account application.

- If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic Withdrawal Plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

- Make sure you have at least $5,000 worth of shares in your account.

- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

- Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

- Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

- Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement Plans John Hancock Funds offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.


Fund Securities The funds' portfolio securities disclosure policy can be found in each fund's Statement of Additional Information and on the funds' Web site, www.jhfunds.com. The funds' Web site also lists fund holdings. Portfolio holding information is posted on the funds' Web site each month on a one month lag and is available on the fund's Web site until a fund files its next form N-CSR or Form N-Q with the Securities and Exchange Commission ("SEC"). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund's Web site.


                                                                YOUR ACCOUNTS 41

FUND DETAILS

BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the John Hancock equity funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of the Balanced, Classic Value, Focused Equity, Growth Trends, International, Large Cap Equity, Large Cap Select, Mid Cap Growth, Multi Cap Growth, Small Cap Growth and U.S. Global Leaders Growth Funds have the power to change these funds' respective investment goals without shareholder approval.

The trustees of Core Equity, Focused Equity, Large Cap Equity, Large Cap Select, Mid Cap Growth, Small Cap Equity, Small Cap Growth and U.S. Global Leaders Growth Funds have the power to change the focus of each fund's 80% investment policy without shareholder approval. A fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

Management Fees The management fees paid to the investment adviser by the John Hancock equity funds last fiscal year are as follows:


FUND                            % of net assets
Balanced                                  0.60%
Classic Value                             0.75%*
Core Equity                               0.75%
Focused Equity                            0.00%*
Growth Trends                             0.54%*
International                             0.90%
Large Cap Equity                          0.625%
Large Cap Select                          0.65%*
Mid Cap Growth                            0.80%
Multi Cap Growth                          0.00%*
Small Cap Equity                          0.70%
Small Cap Growth                          0.75%
Sovereign Investors                       0.58%
U.S. Global Leaders Growth                0.75%
*After expense reimbursement.


                            [SHAREHOLDERS FLOWCHART]

42 FUND DETAILS

BUSINESS STRUCTURE


Subadvisers Independence Investment LLC ("Independence") subadvises Core Equity Fund. Independence was founded in 1982 and provides investment advisory services to individual and institutional investors. Independence is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and, as of March 31, 2005, had total assets under management of approximately $9.7 billion.

Nicholas-Applegate Capital Management ("Nicholas-Applegate") subadvises International Fund. Nicholas-Applegate is a wholly owned subsidiary of Allianz of America, Inc. Nicholas-Applegate was founded in 1984 and provides investment advisory services to individual and institutional investors. As of March 31, 2005, Nicholas-Applegate had total assets under management of approximately $14.2 billion.

Pzena Investment Management, LLC ("PIM") subadvises Classic Value Fund, and was investment adviser to its predecessor fund, Pzena Focused Value Fund. PIM was founded in 1995 and is controlled by Richard S. Pzena, Managing Principal, Chief Executive Officer and Co-Chief Investment Officer. PIM provides investment advisory services to individual and institutional investors and, as of March 31, 2005, had total assets under management of approximately $11.8 billion.

Shay Assets Management, Inc. ("SAM") subadvises Large Cap Select Fund. SAM was founded in 1981 and is controlled by Rodger D. Shay, Chairman. SAM managed approximately $4.4 billion in assets as of March 31, 2005 and was the investment adviser to the fund's predecessor, M.S.B. Fund, Inc.

Sustainable Growth Advisers, LP ("SGA") subadvises U.S. Global Leaders Growth Fund. SGA is a Delaware limited partnership founded in 2003 to provide investment advice to private accounts of institutional and individual clients, private investment companies and mutual funds. George Fraise, Gordon Marchand and Robert L. Rohn each own 331/3% of SGA. Total assets under management by SGA principals as of March 31, 2005 were approximately $1.5 billion.


                                                                 FUND DETAILS 43

MANAGEMENT BIOGRAPHIES


Below is an alphabetical list of the portfolio managers for the John Hancock Equity Funds, including a brief summary of their business careers over the past five years. The Statement of Additional Information for each fund includes additional information about its portfolio manager(s), including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any.


Linda Ba
Joined Nicholas Applegate Capital
  Management in 2003
Associate portfolio manager, Artisan
  Partners
(2001-2003)
Vice president, Putnam Investments
  (1997-2000)

Barry H. Evans, CFA
Senior vice president
Joined John Hancock Advisers in 1986
Began business career in 1986

Thomas M. Finucane
Vice president
Rejoined John Hancock Advisers in 2004
Senior vice president and research analyst, State Street Research & Management
  (2002-2004)
Vice president, John Hancock Advisers, LLC
  (1990-2002) (1996-2000)
Began business career in 1983


John C. Forelli, CFA
Senior vice president of Independence
  Investment LLC
Joined subadviser in 1990
Began business career in 1984

George P. Fraise
Principal of Sustainable Growth Advisers, LP
Executive vice president of Yeager, Wood &
  Marshall, Inc. (2000-2003)
Portfolio manager of Scudder Kemper
  Investments (1997-2000)
Began business career in 1987 Assets

John P. Goetz
Managing principal and co-chief investment
  officer of Pzena Investment Management, LLC
Joined subadviser in 1996
Began business career in 1979

Roger C. Hamilton
Vice president
Joined John Hancock Advisers in 1994 as analyst
Portfolio manager since 2003
Began business career in 1980


Robert C. Junkin, CPA
Vice president
Joined John Hancock Advisers in 2003
Vice president, Pioneer Investments, Inc.
  (1997-2002)
Began business career in 1988


A. Rama Krishna, CFA
Managing principal and portfolio manager of
  Pzena Investment Management, LLC
Joined subadviser in 2003
Chief investment officer and other positions,
  Citigroup Asset Management (1998-2003)
Began business career in 1987


Gordon M. Marchand, CFA, CIC
Principal of Sustainable Growth Advisers, LP
Chief financial and operating officer of
  Yeager, Wood & Marshall, Inc. (1984-2003)
Began business career in 1978

Timothy E. Keefe, CFA
Senior vice president and chief equity officer
Rejoined John Hancock Advisers in 2004
Partner and portfolio manager, Thomas
  Weisel Partners, (2000-2004)
Senior vice president, John Hancock Advisers, LLC
  (1996-2000)
Began business career in 1987


Jay C. Leu, CFA
Senior vice president of Independence
  Investment LLC
Joined subadviser in 1997
Began business career in 1987


Henry E. Mehlman, CFA
Vice president
Joined John Hancock Advisers in 2002
Senior portfolio manager, The Colony Group
  (2001-2002)
Vice president and director of research, Congress Asset Management Co.
  (1999-2001)
Began business career in 1972

John J. McCabe
Senior vice president of Shay Assets
  Management, Inc.
Joined subadviser in 1995
Began business career in 1965

Alan E. Norton, CFA
Vice president
Joined John Hancock Advisers in 2002
Senior portfolio manager, The Colony Group
  (2001-2002)
Portfolio manager and director of research, Congress Asset Management Co.
  (1995-2001)
Began business career in 1987

Thomas P. Norton, CFA
Vice president
Joined John Hancock Advisers in 2002
Investment manager, Baring Asset
  Management (1997-2002)
Began business career in 1986

Anurag Pandit, CFA
Senior vice president
Joined John Hancock Advisers in 1996
Began business career in 1984


Richard S. Pzena
Founder, managing principal, chief executive officer and co-chief investment officer of Pzena Investment Management, LLC
Began business career in 1980

Robert L. Rohn
Principal of Sustainable Growth Advisers, LP
Chairman and chief executive officer,
  W.P. Stewart,Inc.(1991-2003)
Began business career in 1983

James K. Schmidt, CFA
Executive vice president
Joined John Hancock Advisers in 1992
Began business career in 1979


John F. Snyder, III
Executive vice president
Joined John Hancock Advisers in 1991
Began business career in 1971


Mark F. Trautman
Vice president of Shay Assets
  Management, Inc.
Joined subadviser in 1995
Began business career in 1986


Horacio A. Valeiras
Managing director and chief investment
  officer of Nicholas Applegate Capital Management
Joined subadviser in 2002
Managing director, Morgan Stanley Investment
  Management (1996-2002)

Lisa A. Welch
Vice president
Joined John Hancock Advisers in 1998
  as analyst
Portfolio manager since 2002
Began business career in 1986

44 FUND DETAILS

FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

Balanced Fund

Figures for the year ended 12-31-03 and 12-31-04 were audited by Deloitte & Touche LLP.


CLASS A SHARES PERIOD ENDED:                                 12-31-00(1)  12-31-01(1,2)  12-31-02(1)  12-31-03  12-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                         $ 14.05        $ 13.03       $ 12.02      $  9.61   $ 11.15
Net investment income(3)                                        0.33           0.30          0.23         0.17      0.19
Net realized and unrealized gain (loss) on investments         (0.59)         (0.99)        (2.40)        1.56      0.56
Total from investment operations                               (0.26)         (0.69)        (2.17)        1.73      0.75
Less distributions
From net investment income                                     (0.33)         (0.32)        (0.24)       (0.19)    (0.23)
From net realized gain                                         (0.43)            --            --           --        --
                                                               (0.76)         (0.32)        (0.24)       (0.19)    (0.23)
Net asset value, end of period                               $ 13.03        $ 12.02       $  9.61      $ 11.15   $ 11.67
Total return(4) (%)                                            (1.83)         (5.23)       (18.19)       18.21      6.78(5)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                      $   148        $   136       $    85      $    88   $    86
Ratio of expenses to average net assets (%)                     1.31           1.37          1.39         1.41      1.35
Ratio of adjusted expenses to average net assets(6) (%)           --             --            --           --      1.39
Ratio of net investment income to average net assets (%)        2.52           2.45          2.15         1.70      1.72
Portfolio turnover (%)                                            99             98            86           60        56

CLASS B SHARES PERIOD ENDED:                                 12-31-00(1)  12-31-01(1,2)  12-31-02     12-31-03  12-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                         $ 14.05        $ 13.03       $ 12.01      $  9.61   $ 11.15
Net investment income(3)                                        0.24           0.22          0.16         0.10      0.11
Net realized and unrealized gain (loss) on investments         (0.59)         (1.00)        (2.40)        1.56      0.56
Total from investment operations                               (0.35)         (0.78)        (2.24)        1.66      0.67
Less distributions
From net investment income                                     (0.24)         (0.24)        (0.16)       (0.12)    (0.15)
From net realized gain                                         (0.43)            --            --           --        --
                                                               (0.67)         (0.24)        (0.16)       (0.12)    (0.15)
Net asset value, end of period                               $ 13.03        $ 12.01       $  9.61      $ 11.15   $ 11.67
Total return(4) (%)                                            (2.51)         (5.99)       (18.71)       17.42      6.05(5)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                      $    77        $    46       $    28      $    30   $    27
Ratio of expenses to average net assets (%)                     2.01           2.07          2.09         2.11      2.04
Ratio of adjusted expenses to average net assets(6) (%)           --             --            --           --      2.08
Ratio of net investment income to average net assets (%)        1.78           1.75          1.44         1.00      1.03
Portfolio turnover (%)                                            99             98            86           60        56


                                                                 FUND DETAILS 45

CLASS C SHARES PERIOD ENDED:                                 12-31-00(1)   12-31-01(1,2)   12-31-02(1)   12-31-03   12-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                         $ 14.05       $ 13.03         $ 12.01       $  9.61    $ 11.15
Net investment income(3)                                        0.24          0.21            0.16          0.10       0.11
Net realized and unrealized gain (loss) on investments         (0.59)        (0.99)          (2.40)         1.56       0.56
Total from investment operations                               (0.35)        (0.78)          (2.24)         1.66       0.67
Less distributions
From net investment income                                     (0.24)        (0.24)          (0.16)        (0.12)     (0.15)
From net realized gain                                         (0.43)           --              --            --         --
                                                               (0.67)        (0.24)          (0.16)        (0.12)     (0.15)
Net asset value, end of period                               $ 13.03       $ 12.01         $  9.61       $ 11.15    $ 11.67
Total return(4) (%)                                            (2.51)        (5.99)         (18.71)         17.4       6.04(5)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                      $     1       $     2         $     2       $     4    $     5
Ratio of expenses to average net assets (%)                     2.01          2.07            2.09          2.11       2.05
Ratio of adjusted expenses to average net assets(6) (%)           --            --              --            --       2.09
Ratio of net investment income to average net assets (%)        1.93          1.76            1.46          0.99       1.00
Portfolio turnover (%)                                            99            98              86            60         56


(1)  Audited by previous auditor.

(2) As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by $0.01, and, had the fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 2.50%, 1.80% and 1.80% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.

(3)  Based on the average of the shares outstanding.

(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(5) Total return would have been lower had expenses not been reduced during the period shown.

(6) Does not take into consideration expense reductions during the period shown.

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the year ended December 31, 2004 would have been 6.74% for Class A, 6.01% for Class B and 6.00% for Class C.

46 FUND DETAILS

Classic Value Fund

 Figures audited by PricewaterhouseCoopers LLP.


CLASS A SHARES PERIOD ENDED:                                    4-30-00(1) 4-30-01(1) 4-30-02(1) 12-31-02(2,3) 12-31-03  12-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $ 11.83    $ 11.63    $ 16.08     $ 18.16      $ 15.07   $ 20.27
Net investment income (loss)(4)                                   (0.06)      0.02       0.05        0.05         0.20      0.17
Net realized and unrealized gain (loss) on investments             0.19       4.43       2.42       (2.68)        5.25      2.73
Total from investment operations                                   0.13       4.45       2.47       (2.63)        5.45      2.90
Less distributions
From net investment income                                           --         --      (0.06)      (0.02)       (0.13)    (0.09)
From net realized gain                                            (0.33)        --      (0.33)      (0.44)       (0.12)    (0.07)
                                                                  (0.33)        --      (0.39)      (0.46)       (0.25)    (0.16)
Net asset value, end of period                                  $ 11.63    $ 16.08    $ 18.16     $ 15.07      $ 20.27   $  23.01
Total return(5,6) (%)                                              1.34      38.26      15.67      (14.00)(7)    36.25      14.28

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                         $     5    $    11    $    22     $    22      $   145   $  1,223
Ratio of expenses to average net assets (%)                        1.75       1.75       1.25        1.27(8)      1.16       1.30
Ratio of adjusted expenses to average net assets(9) (%)            2.99       2.81       2.01        2.57(8)      1.52       1.40
Ratio of net investment income (loss) to average net assets (%)   (0.47)      0.22       0.34        0.44(8)      1.13       0.81
Portfolio turnover (%)                                               50         78         38          47           25         16

CLASS B SHARES PERIOD ENDED:                                                                     12-31-02(10)  12-31-03  12-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                                              $ 14.11      $ 15.05    $ 20.24
Net investment income (loss)(4)                                                                        --(11)     0.07       0.01
Net realized and unrealized gain on investments                                                      0.94         5.24       2.71
Total from investment operations                                                                     0.94         5.31       2.72
Less distributions
From net investment income                                                                             --           --(11)     --
From net realized gain                                                                                 --        (0.12)     (0.07)
                                                                                                       --        (0.12)     (0.07)
Net asset value, end of period                                                                    $ 15.05      $ 20.24    $ 22.89
Total return(5,6) (%)                                                                                6.66(7)     35.36      13.44

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                                           $     1       $   47    $   200
Ratio of expenses to average net assets (%)                                                          2.10(8)      1.91       2.05
Ratio of adjusted expenses to average net assets(9) (%)                                              6.82(8)      2.27       2.15
Ratio of net investment income (loss) to average net assets (%)                                     (0.06)(8)     0.38       0.03
Portfolio turnover (%)                                                                                 47           25         16


                                                                 FUND DETAILS 47

Classic Value Fund continued


CLASS C SHARES PERIOD ENDED:                                      12-31-02(10)         12-31-03          12-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                $ 14.11            $ 15.05           $ 20.24
Net investment income (loss)(4)                                          --(11)           0.07              0.01
Net realized and unrealized gain on investments                        0.94               5.24              2.71
Total from investment operations                                       0.94               5.31              2.72
Less distributions
From net investment income                                               --                 --(11)            --
From net realized gain                                                   --              (0.12)            (0.07)
                                                                         --              (0.12)            (0.07)
Net asset value, end of period                                      $ 15.05            $ 20.24           $ 22.89
Total return(5,6) (%)                                                  6.66(7)           35.36             13.44
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $     1            $    82           $   423
Ratio of expenses to average net assets (%)                            2.10(8)            1.91              2.05
Ratio of adjusted expenses to average net assets(9) (%)                6.82(8)            2.26              2.15
Ratio of net investment income (loss) to average net assets (%)       (0.10)(8)           0.39              0.04
Portfolio turnover (%)                                                   47                 25                16

(1)  Audited by previous auditor.

(2) Effective 11-8-02, shareholders of the former Pzena Focused Value Fund became owners of an equal number of full and fractional Class A shares of the John Hancock Classic Value Fund. Additionally, the accounting and performance history of the former Pzena Focused Value Fund was redesignated as that of Class A of John Hancock Classic Value Fund.

(3)  Effective 12-31-02, the fiscal year changed from April 30 to December 31.

(4)  Based on the average of the shares outstanding.

(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(6) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(7)  Not annualized.

(8)  Annualized.

(9) Does not take into consideration expense reductions during the periods shown.

(10) Class B and Class C shares began operations on 11-11-02.

(11) Less than $0.01 per share.

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for Class A for the period or year ended April 30, 2000, 2001 and 2002, and December 31, 2002, 2003 and 2004 would have been 0.10%, 37.20%, 14.91%, (15.30%), 35.89% and 14.18%, respectively. For Class
B, the returns for the period or year ended December 31, 2002, 2003 and 2004 would have been 1.94%, 35.00% and 13.34%, respectively, and for Class C, 1.94%, 35.01% and 13.34%, respectively.


48 FUND DETAILS

Core Equity Fund

Figures audited by PricewaterhouseCoopers LLP.


CLASS A SHARES PERIOD ENDED:                                        12-31-00     12-31-01     12-31-02     12-31-03     12-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                $  33.21     $  29.87     $  26.61     $  20.53     $  25.39
Net investment income (loss)(1)                                        (0.06)       (0.03)       (0.02)         --2         0.10
Net realized and unrealized gain (loss) on investments                 (2.49)       (3.22)       (6.06)        4.86         2.13
Total from investment operations                                       (2.55)       (3.25)       (6.08)        4.86         2.23
Less distributions
From net realized gain                                                 (0.79)       (0.01)          --           --           --
Net asset value, end of period                                      $  29.87     $  26.61     $  20.53     $  25.39     $  27.62
Total return(3) (%)                                                    (7.75)      (10.87)      (22.85)       23.67         8.78(4)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             $    373     $    255     $    184     $    201     $    193
Ratio of expenses to average net assets (%)                             1.41         1.47         1.60         1.61         1.52
Ratio of adjusted expenses to average net assets(5) (%)                   --           --           --           --         1.57
Ratio of net investment income (loss) to average net assets (%)        (0.19)       (0.12)       (0.10)       (0.02)        0.41
Portfolio turnover (%)                                                    82           76           64(6)        70           68

CLASS B SHARES PERIOD ENDED:                               12-31-00     12-31-01     12-31-02     12-31-03     12-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                       $  32.54     $  29.06     $  25.71     $  19.70     $  24.19
Net investment loss(1)                                        (0.27)       (0.22)       (0.18)       (0.15)       (0.08)
Net realized and unrealized gain (loss) on investments        (2.42)       (3.12)       (5.83)        4.64         2.01
Total from investment operations                              (2.69)       (3.34)       (6.01)        4.49         1.93
Less distributions
From net realized gain                                        (0.79)       (0.01)          --           --           --
Net asset value, end of period                             $  29.06     $  25.71     $  19.70     $  24.19     $  26.12
Total return(3) (%)                                           (8.35)      (11.49)      (23.38)       22.79        7.984

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $    499     $    377     $    253     $    252     $    197
Ratio of expenses to average net assets (%)                    2.07         2.17         2.30         2.31         2.22
Ratio of adjusted expenses to average net assets(5) (%)          --           --           --           --         2.27
Ratio of net investment loss to average net assets (%)        (0.86)       (0.82)       (0.80)       (0.72)       (0.33)
Portfolio turnover (%)                                           82           76           64(6)        70           68


                                                                 FUND DETAILS 49

CLASS C SHARES PERIOD ENDED:                               12-31-00    12-31-01    12-31-02    12-31-03    12-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                       $ 32.54     $ 29.05     $ 25.70     $ 19.69     $ 24.18
Net investment loss(1)                                       (0.28)      (0.22)      (0.18)      (0.15)      (0.08)
Net realized and unrealized gain (loss) on investments       (2.42)      (3.12)      (5.83)       4.64        2.01
Total from investment operations                             (2.70)      (3.34)      (6.01)       4.49        1.93
Less distributions
From net realized gain                                       (0.79)      (0.01)         --          --          --
Net asset value, end of period                             $ 29.05     $ 25.70     $ 19.69     $ 24.18     $ 26.11
Total return(3) (%)                                          (8.38)     (11.49)     (23.39)      22.80       7.984

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $    32     $    30     $    23     $    24     $    20
Ratio of expenses to average net assets (%)                   2.11        2.17        2.30        2.31        2.22
Ratio of adjusted expenses to average net assets(5) (%)         --          --          --          --        2.27
Ratio of net investment loss to average net assets (%)       (0.89)      (0.82)      (0.80)      (0.72)      (0.31)
Portfolio turnover (%)                                          82          76          64(6)       70          68

(1)  Based on the average of the shares outstanding.

(2)  Less than $0.01 per share.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Total return would have been lower had certain expenses not been reduced during the period shown.

(5) Does not take into consideration expense reductions during the period shown.

(6)  Excludes merger activity.

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the year ended December 31, 2004 would have been 8.73% for Class A, 7.93% for Class B and 7.93% for Class C.


50 FUND DETAILS

Focused Equity Fund
Figures audited by Deloitte & Touche LLP.

CLASS A SHARES PERIOD ENDED :                             10-31-01(1.2)   10-31-02(2)   10-31-03   10-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                        $ 10.00         $  7.17      $ 4.66     $ 6.34
Net investment loss(3)                                        (0.10)          (0.06)      (0.05)     (0.05)
Netrealized and unrealized gain (loss) on investments         (2.73)          (2.45)       1.73       0.24
Total from investment operations                              (2.83)          (2.51)       1.68       0.19
Net asset value, end of period                              $  7.17         $  4.66      $ 6.34     $ 6.53
Total return(4,5) (%)                                        (28.30)(6)      (35.01)      36.05       3.00

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $    12         $     6      $    6     $    6
Ratio of expenses to average net assets (%)                    1.50(7)         1.50        1.50       1.50
Ratio of adjusted expenses to average net assets(8) (%)        2.47(7)         2.13        2.68       2.39
Ratio of net investment loss to average net assets (%)        (1.09)(7)       (0.89)      (0.97)     (0.80)
Portfolio turnover (%)                                           97             144          46         50

CLASS B SHARES PERIOD ENDED :                             10-31-01(1.2)   10-31-02(2)   10-31-03   10-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                        $ 10.00         $  7.12      $ 4.59     $ 6.21
Net investment loss(3)                                        (0.17)          (0.10)      (0.08)     (0.09)
Net realized and unrealized gain (loss) on investments        (2.71)          (2.43)       1.70       0.23
Total from investment operations                              (2.88)          (2.53)       1.62       0.14
Net asset value, end of period                              $  7.12         $  4.59      $ 6.21     $ 6.35
Total return(4,5) (%)                                        (28.80)(6)      (35.53)      35.29       2.25
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $    11         $     5      $    6     $    5
Ratio of expenses to average net assets (%)                   2.207            2.18        2.17       2.20
Ratio of adjusted expenses to average net assets(8) (%)       3.177            2.81        3.35       3.09
Ratio of net investment loss to average net assets (%)        (1.80)(7)       (1.57)      (1.64)     (1.50)
Portfolio turnover (%)                                           97             144          46         50

CLASS C SHARES PERIOD ENDED :                             10-31-01(1.2)   10-31-02(2)   10-31-03   10-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                        $ 10.00         $  7.12      $ 4.59     $ 6.21
Net investment loss(3)                                        (0.17)          (0.10)      (0.09)     (0.09)
Net realized and unrealized gain (loss) on investments        (2.71)          (2.43)       1.71       0.23
Total from investment operations                              (2.88)          (2.53)       1.62       0.14
Net asset value, end of period                              $  7.12         $  4.59      $ 6.21     $ 6.35
Total return(4,5) (%)                                        (28.80)(6)      (35.53)      35.29       2.25
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $     4         $     2      $    2     $    2
Ratio  of expenses to average net assets (%)                   2.20(7)         2.20        2.20       2.20
Ratio of adjusted expenses to average net assets(8) (%)        3.17(7)         2.83        3.38       3.09
Ratio of net investment loss to average net assets (%)        (1.78)(7)       (1.59)      (1.67)     (1.49)
Portfolio turnover (%)                                           97             144          46         50

(1)Class A, Class B and Class C shares began operations on 11-1-00.
(2)Audited by previous auditor.
(3)Based on the average of the shares outstanding.
(4)Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5)Total returns would have been lower had certain expenses not been reduced during the periods shown.
(6)Not annualized.
(7)Annualized.
(8)Does not take into consideration expense reductions during the periods shown.
--------------------------------------------------------------------------------
The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the years ended October 31, 2001, 2002, 2003 and 2004 would have been (29.27%), (35.64%), 34.87% and 2.11% for
Class  A,  (29.77%),  (36.16%),  34.11%  and  1.36%  for  Class B and  (29.77%),
(36.16%), 34.11% and 1.36% for Class C, respectively.

                                                                 FUND DETAILS 51

GROWTH TRENDS FUND

Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED:                                      10-31-00(1)      10-31-01   10-31-02   10-31-03   10-31-04
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                                 $  10.00       $  9.54     $ 5.87    $  4.49    $  5.51
Net investment income (loss)(2)                                          0.01         (0.05)     (0.05)     (0.03)     (0.04)
Net realized and unrealized gain (loss) on investments                  (0.47)        (3.61)     (1.33)      1.05       0.20
TOTAL FROM INVESTMENT OPERATIONS                                        (0.46)        (3.66)     (1.38)      1.02       0.16
LESS DISTRIBUTIONS
From net investment income                                                 --         (0.01)        --         --         --
NET ASSET VALUE, END OF PERIOD                                       $   9.54       $  5.87    $  4.49    $  5.51     $ 5.67
TOTAL RETURN (3),(4) (%)                                                (4.60)(5)    (38.37)    (23.51)     22.72       2.90
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                              $     86       $    99    $    65    $    69     $   58
Ratio of expenses to average net assets (%)                              1.65(6)       1.65       1.65       1.65       1.65
Ratio of adjusted expenses to average net assets (7) (%)                 1.75(6)       1.85       1.88       2.02       1.86
Ratio of net investment income (loss) to average net assets (%)          0.57(6)      (0.70)     (0.91)     (0.64)     (0.62)
Portfolio turnover (%)                                                     11           116         68         76         40

CLASS B SHARES PERIOD ENDED:                                      10-31-00(1)      10-31-01   10-31-02   10-31-03   10-31-04
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                                 $  10.00       $  9.54    $  5.83    $  4.42     $ 5.40
Net investment loss(2)                                                     --(8)      (0.10)     (0.09)     (0.06)     (0.07)
Net realized and unrealized gain (loss) on investments                  (0.46)        (3.61)     (1.32)      1.04       0.18
TOTAL FROM INVESTMENT OPERATIONS                                        (0.46)        (3.71)     (1.41)      0.98       0.11
NET ASSET VALUE, END OF PERIOD                                          $9.54       $  5.83      $4.42    $  5.40     $ 5.51
TOTAL RETURN (3),(4) (%)                                                (4.60)(5)    (38.89)    (24.19)     22.17       2.04
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                  $125       $   161    $   102    $   104        $85
Ratio of expenses to average net assets (%)                              2.34(6)       2.35       2.35       2.35       2.35
Ratio of adjusted expenses to average net assets(7) (%)                  2.44(6)       2.55       2.58       2.72       2.56
Ratio of net investment loss to average net assets (%)                 (0.13)(6)      (1.40)     (1.61)     (1.34)     (1.32)
Portfolio turnover (%)                                                     11           116         68         76         40

CLASS C SHARES PERIOD ENDED:                                      10-31-00(1)     10-31-01   10-31-02   10-31-03   10-31-04
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                                 $  10.00      $  9.54    $  5.83    $  4.42    $ 5.40
Net investment loss (2)                                                   --8        (0.10)     (0.09)     (0.06)    (0.07)
Net realized and unrealized gain (loss) on investments                  (0.46)       (3.61)     (1.32)      1.04      0.18
TOTAL FROM INVESTMENT OPERATIONS                                        (0.46)       (3.71)     (1.41)      0.98      0.11
NET ASSET VALUE, END OF PERIOD                                          $9.54      $  5.83      $4.42    $  5.40    $ 5.51
TOTAL RETURN (3),(4)(%)                                                (4.60)(5)    (38.89)    (24.19)     22.17      2.04
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                   $53      $    69    $    42    $    41    $   31
Ratio of expenses to average net assets (%)                             2.346         2.35       2.35       2.35      2.35
Ratio of adjusted expenses to average net assets (7)(%)                 2.446         2.55       2.58       2.72      2.56
Ratio of net investment loss to average net assets (%)                  (0.13)(6)    (1.40)     (1.61)     (1.34)    (1.32)
Portfolio turnover (%)                                                     11          116        68         76        40

(1)  Class A, Class B and Class C shares began operations on 9-22-00.
(2)  Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(5)  Not annualized.
(6)  Annualized.
(7) Does not take into consideration expense reductions during the periods shown.
(8)  Less than $0.01 per share.

================================================================================

THE FOLLOWING RETURNS ARE NOT AUDITED AND ARE NOT PART OF THE AUDITED FINANCIAL HIGHLIGHTS PRESENTED ABOVE:
Without the expense reductions, returns for the period or years ended October 31, 2000, 2001, 2002, 2003 and 2004 would have been (4.61%), (38.57%), (23.74%),
22.35% and 2.69% for Class A, (4.61%), (39.09%), (24.42%), 21.80% and 1.83% for
Class B and (4.61%), (39.09%), (24.42%), 21.80% and 1.83% for Class C,
respectively.

52 FUND DETAILS

INTERNATIONAL FUND

Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED:                                        10-31-00    10-31-01   10-31-02     10-31-03   10-31-04
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                                 $  10.95    $  9.45    $  6.18      $  5.10     $ 6.21
Net investment loss(1)                                                  (0.04)     (0.05)     (0.04)       (0.04)     (0.02)
Net realized and unrealized gain (loss) on investments                  (1.01)     (3.22)     (1.04)        1.15       0.59
TOTAL FROM INVESTMENT OPERATIONS                                        (1.05)     (3.27)     (1.08)        1.11       0.57
LESS DISTRIBUTIONS
From net realized gain                                                  (0.45)        --         --           --         --
NET ASSET VALUE, END OF PERIOD                                       $   9.45    $  6.18    $  5.10      $  6.21     $ 6.78
TOTAL RETURN(2,3) (%)                                                  (10.15)     (34.60)    (17.48)       21.76       9.18
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                              $     15         $8    $     6      $    62     $   64
Ratio of expenses to average net assets (%)                              1.88       2.23       2.38         2.45       2.04
Ratio of adjusted expenses to average net assets(4) (%)                  3.44       3.83       4.43         3.00       2.07
Ratio of net investment loss to average net assets (%)                  (0.43)     (0.65)     (0.68)       (0.63)     (0.27)
Portfolio turnover (%)                                                    163        278        228(5)       216(5)     201

CLASS B SHARES PERIOD ENDED:                                        10-31-00    10-31-01   10-31-02     10-31-03   10-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                 $  10.55    $  9.04    $  5.86      $  4.81    $  5.81
Net investment loss(1)                                                  (0.12)     (0.10)     (0.08)       (0.07)     (0.06)
Net realized and unrealized gain (loss) on investments                  (0.94)     (3.08)     (0.97)        1.07       0.55
Total from investment operations                                        (1.06)     (3.18)     (1.05)        1.00       0.49
Less distributions
From net realized gain                                                  (0.45)        --         --           --         --
Net asset value, end of period                                       $   9.04    $  5.86    $  4.81      $  5.81    $  6.30
Total return(2,3) (%)                                                  (10.65)    (35.18)    (17.92)       20.79       8.43
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                              $     12    $     6    $     5      $    30    $    26
Ratio of expenses to average net assets (%)                              2.57       2.93       3.08         3.15       2.74
Ratio of adjusted expenses to average net assets(4) (%)                  4.13       4.53       5.13         3.70       2.77
Ratio of net investment loss to average net assets (%)                  (1.13)     (1.34)     (1.38)       (1.28)     (0.98)
Portfolio turnover (%)                                                    163        278        228(5)       216(5)     201

                                                                 FUND DETAILS 53

International Fund continued

CLASS C SHARES PERIOD ENDED :                             10-31-00     10-31-01     10-31-02      10-31-03      10-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                     $    10.57   $     9.05   $      5.87   $      4.81   $     5.81
Net investment loss(1)                                        (0.11)       (0.10)        (0.08)        (0.06)       (0.06)
Net realized and unrealized gain
(loss) on investments                                         (0.96)       (3.08)        (0.98)         1.06         0.55
Total from investment operations                              (1.07)       (3.18)        (1.06)         1.00         0.49
Less distributions
From net realized gain                                        (0.45)          --            --            --           --
Net asset value, end of period                           $     9.05   $     5.87   $      4.81   $      5.81   $     6.30
Total return(2,3) (%)                                        (10.72)      (35.14)       (18.06)        20.79         8.43

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $        1   $        1   $         1   $         3   $        4
Ratio of expenses to average net assets (%)                    2.57         2.93          3.08          3.15         2.73
Ratio of adjusted expenses to average net assets(4) (%)        4.13         4.53          5.13          3.70         2.76
Ratio of net investment loss to average net assets (%)        (1.07)       (1.35)        (1.38)        (1.11)       (0.96)
Portfolio turnover (%)                                          163          278           228(5)        216(5)       201

(1)Based on the average of the shares outstanding.
(2)Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3)Total returns would have been lower had certain expenses not been reduced during the periods shown.
(4)Does not take into consideration expense reductions during the periods shown.
(5)Excludes merger activity.

The following returns are not audited and are not part of the audited financial highlights presented above:
Without the expense reductions, returns for the periods or years ended October 31, 2000, 2001, 2002, 2003 and 2004 would have been (11.71%), (36.20%),
(19.53%), 21.21% and 9.15% for Class A, (12.21%), (36.78%), (19.97%), 20.24% and
8.40% for Class B and (12.28%), (36.74%), (20.11%), 20.24% and 8.40% for Class
C, respectively.

54 FUND DETAILS

Large Cap Equity Fund
Figures for the year 12-31-03 and 12-31-04 were audited by Deloitte & Touche
LLP.


CLASS A SHARES PERIOD ENDED :                              12-31-00(1)   12-31-01(1)   12-31-02(1)   12-31-03    12-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                          $ 27.02      $ 20.93       $ 19.10      $ 11.85      $14.61
Net investment income (loss)(2)                                 (0.10)       (0.10)           --(3)      0.01        0.06
Net realized and unrealized gain (loss) on investments           0.07        (0.62)        (7.23)        2.75        0.54
Total from investment operations                                (0.03)       (0.72)        (7.23)        2.76        0.60
Less distributions
From net investment income                                         --           --            --           --       (0.02)
From net realized gain                                          (6.06)       (1.11)        (0.02)          --          --
                                                                (0.06)       (1.11)        (0.02)          --       (0.02)
Net asset value, end of period                                $ 20.93      $ 19.10       $ 11.85      $ 14.61      $15.19
Total return(4) (%)                                             (2.93)       (3.36)       (37.83)       23.29        4.14(5)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                       $   774      $   768       $   365      $   376      $  325
Ratio of expenses to average net assets (%)                      1.14         1.23          1.28         1.35        1.29
Ratio of adjusted expenses to average net assets(6) (%)            --           --            --           --        1.34
Ratio of net investment income (loss) to average net
assets (%)                                                      (0.39)       (0.50)         0.02         0.10        0.44
Portfolio turnover (%)                                            112           71           114          140          97

CLASS B SHARES PERIOD ENDED :                              12-31-00(1)       12-31-01(1)     12-31-02(1)  12-31-03    12-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                       $    26.79        $   20.52        $   18.55   $  11.42   $   13.98
Net investment loss(2)                                          (0.30)           (0.25)           (0.11)     (0.08)      (0.05)
Net realized and unrealized gain (loss) on investments           0.09            (0.61)           (7.00)      2.64        0.52
Total from investment operations                                (0.21)           (0.86)           (7.11)      2.56        0.47
Less distributions
From net realized gain                                          (6.06)           (1.11)           (0.02)        --          --
Net asset value, end of period                             $    20.52        $   18.55        $   11.42   $  13.98   $   14.45
Total return(4)(%)                                              (3.64)           (4.12)          (38.31)     22.42        3.36(5)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $      791        $     718        $     290   $    267   $     196
Ratio of expenses to average net assets (%)                      1.89             1.98             2.03       2.10        2.04
Ratio of adjusted expenses to average net assets(6)(%)             --               --               --         --        2.09
Ratio of net investment loss to average net assets (%)          (1.13)           (1.25)           (0.74)     (0.66)      (0.35)
Portfolio turnover (%)                                            112               71              114        140          97


                                                                 FUND DETAILS 55

Large Cap Equity Fund continued


CLASS C SHARES PERIOD ENDED :                            12-31-00(1)  12-31-01(1) 12-31-02(1)  12-31-03     12-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                      $ 26.79     $ 20.52      $ 18.55       $ 11.42     $ 13.98
Net investment loss(2)                                      (0.29)      (0.25)       (0.11)        (0.08)      (0.05)
Net realized and unrealized gain (loss) on investments       0.08       (0.61)       (7.00)         2.64        0.52
Total from investment operations                            (0.21)      (0.86)       (7.11)         2.56        0.47
Less distributions
From net realized gain                                      (6.06)      (1.11)       (0.02)           --          --
Net asset value, end of period                            $ 20.52     $ 18.55      $ 11.42       $ 13.98     $ 14.45
Total return(4) (%)                                         (3.64)      (4.12)      (38.31)        22.42        3.36(5)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $    66     $   120      $    40       $    35     $    25
Ratio of expenses to average net assets (%)                  1.89        1.98         2.03          2.10        2.04
Ratio of adjusted expenses to average net assets(6) (%)        --          --           --            --        2.09
Ratio of net investment  loss to average net assets (%)     (1.14)      (1.25)       (0.75)        (0.66)      (0.36)
Portfolio turnover (%)                                        112          71          114           140          97

(1)Audited by previous auditor.
(2)Based on the average of the shares outstanding.
(3)Less than $0.01 per share.
(4)Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5)Total returns would have been lower had certain expenses not been reduced during the periods shown.
(6)Does not take into consideration expense reductions during the period shown.

The following returns are not audited and are not part of the audited financial highlights presented above:
Without the expense reductions, returns for the year ended December 31, 2004 would have been 4.09% for Class A, 3.31% for Class B and 3.31% for Class C.


56 FUND DETAILS

Large Cap Select Fund

Figures for the year ended 12-31-03 and 12-31-04 were audited by PricewaterhouseCoopers LLP.


CLASS A SHARES PERIOD ENDED :                                     12-31-00(1)   12-31-01(1)  12-31-02(1)  12-31-03(2)   12-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                               $   21.09    $   20.74    $   18.78    $   15.27    $   17.80
Net investment income (loss)(3)                                           --(4)     (0.03)          --(4)     (0.01)        0.08
Net realized and unrealized gain (loss) on investments                  1.18        (0.74)       (2.83)        2.63         0.84
Total from investment operations                                        1.18        (0.77)       (2.83)        2.62         0.92
Less distributions
From net investment income                                                --           --           --           --        (0.07)
From net realized gains                                                (1.53)       (1.19)       (0.68)       (0.09)       (0.21)
                                                                       (1.53)       (1.19)       (0.68)       (0.09)       (0.28)
Net asset value, end of period                                     $   20.74    $   18.78    $   15.27    $   17.80    $   18.44
Total return(5,6) (%)                                                   5.68        (3.73)      (15.08)       17.15         5.17
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                            $      64       $   59    $      50    $      55    $      65
Ratio of expenses to average net assets (%)                             1.31         1.44         1.38         1.51         1.34
Ratio of adjusted expenses to average net assets(7) (%)                 1.43         1.52         1.48         1.89         1.44
Ratio of net investment income (loss) to average net assets (%)        (0.01)       (0.14)       (0.01)       (0.03)        0.45
Portfolio turnover (%)                                                    15           13           18           22           13

CLASS B SHARES PERIOD ENDED :                                12-31-03(8)       12-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                         $   16.29         $    17.76
Net investment loss(3)                                           (0.03)             (0.03)
Net realized and unrealized gain on investments                   1.59               0.81
Total from investment operations                                  1.56               0.78
Less distributions
From net realized gains                                          (0.09)             (0.21)
Net asset value, end of period                               $   17.76         $    18.33
Total return(5,6) (%)                                             9.57(9)            4.40
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                      $       2         $        6
Ratio of expenses to average net assets (%)                       2.13(10)           2.09
Ratio of adjusted expenses to average net assets(7)(%)            3.02(10)           2.19
Ratio of net investment loss to average net assets (%)           (0.49)(10)         (0.18)
Portfolio turnover (%)                                              22                13


                                                                 FUND DETAILS 57

Large Cap Select Fund continued


CLASS C SHARES PERIOD ENDED :                                 12-31-03(8)     12-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                         $  16.29        $   17.76
Net investment loss(3)                                          (0.03)              --(4)
Net realized and unrealized gain on investments                  1.59             0.78
Total from investment operations                                 1.56             0.78
Less distributions
From net realized gain                                          (0.09)           (0.21)
Net asset value, end of period                               $  17.76        $   18.33
Total return(5,6) (%)                                            9.57(9)          4.40
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                      $      1        $       6
Ratio of expenses to average net assets (%)                      2.13(10)         2.09
Ratio of adjusted expenses to average net assets(7) (%)          3.02(10)         2.19
Ratio of net investment loss to average net assets (%)          (0.45)(10)        0.01)
Portfolio turnover (%)                                             22               13

(1)Audited by previous auditors.
(2)Effective 8-25-03, shareholders of the former M.S.B. Fund, Inc. became owners of an equal number of full and fractional shares of Class A shares of the John Hancock Large Cap Select Fund. Additionally, the accounting and performance history of the former M.S.B. Fund, Inc. was redesignated as that of Class A of John Hancock Large Cap Select Fund.
(3)Based on the average of the shares outstanding.
(4)Less than $0.01 per share.
(5)Assumes dividend reinvestment and does not reflect the effect of sales charges.
(6)Total returns would have been lower had certain expenses not been reduced during the periods shown.
(7)Does not take into consideration expense reductions during the period shown.
(8)Class B and Class C shares began operations on 8-25-03.
(9)Not annualized.
(10)Annualized.

The following returns are not audited and are not part of the audited financial highlights presented above:
Without the expense reductions, returns for Class A for the years ended December 31, 2000, 2001, 2002, 2003 and 2004 would have been 5.56%, (3.81%), (15.18%),
16.77% and 5.07%, respectively, and the returns for the period or year ended December 31, 2003 and 2004, 9.26% and 4.30% for Class B and 9.26% and 4.30% for Class C, respectively.


58 FUND DETAILS

Mid Cap Growth Fund

Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED:                             10-31-00   10-31-01   10-31-02   10-31-03   10-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                      $ 12.85    $ 16.03   $   7.66    $  6.47    $  8.43
Net investment loss(1)                                      (0.17)     (0.12)     (0.11)     (0.11)     (0.12)
Net realized and unrealized gain (loss) on investments       4.23      (7.48)     (1.08)      2.07       0.02
Total from investment operations                             4.06      (7.60)     (1.19)      1.96      (0.10)
Less distributions
From net realized gain                                      (0.88)     (0.77)        --         --         --
Net asset value, end of period                            $ 16.03    $  7.66   $   6.47    $  8.43    $  8.33
Total return(2)(%)                                          33.26     (49.87)    (15.54)     30.29      (1.19)(3)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $   176    $    85   $     85    $   107    $    98
Ratio of expenses to average net assets (%)                  1.46       1.63       1.89       1.98       1.75
Ratio of adjusted expenses to average net assets(4)(%)         --         --         --         --       1.79
Ratio of net investment loss to average net assets (%)      (1.08)     (1.13)     (1.52)     (1.62)     (1.44)
Portfolio turnover (%)                                        146        211        267(5)     183         75

CLASS B SHARES PERIOD ENDED:                             10-31-00   10-31-01   10-31-02   10-31-03   10-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                      $ 12.22   $  15.08   $   7.13    $  5.98    $  7.74
Net investment loss(1)                                      (0.27)     (0.18)     (0.16)     (0.15)     (0.17)
Net realized and unrealized gain (loss) on investments       4.01      (7.00)     (0.99)      1.91       0.02
Total from investment operations                             3.74      (7.18)     (1.15)      1.76      (0.15)
Less distributions
From net realized gain                                      (0.88)     (0.77)        --         --         --
Net asset value, end of period                            $ 15.08   $   7.13   $   5.98    $  7.74    $  7.59
Total return(2)(%)                                          32.30     (50.24)    (16.13)     29.43      (1.94)(3)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $   241   $    101   $     46    $    48    $    34
Ratio of expenses to average net assets (%)                  2.16       2.33       2.56       2.67       2.45
Ratio of adjusted expenses to average net assets(4)(%)         --         --         --         --       2.49
Ratio of net investment loss to average net assets (%)      (1.78)     (1.83)     (2.20)     (2.31)     (2.14)
Portfolio turnover (%)                                        146        211        267(5)     183         75

CLASS C SHARES PERIOD ENDED:                             10-31-00   10-31-01   10-31-02   10-31-03   10-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                      $ 12.21   $  15.07   $   7.13    $  5.99    $  7.74
Net investment loss(1)                                      (0.27)     (0.18)     (0.16)     (0.15)     (0.17)
Net realized and unrealized gain (loss) on investments       4.01      (6.99)     (0.98)      1.90       0.02
Total from investment operations                             3.74      (7.17)     (1.14)      1.75      (0.15)
Less distributions
From net realized gain                                      (0.88)     (0.77)        --         --         --
Net asset value, end of period                            $ 15.07   $   7.13   $   5.99    $  7.74    $  7.59
Total return(2) (%)                                         32.32     (50.21)    (15.99)     29.22      (1.94)(3)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $     5   $      3   $      2    $     3    $     3
Ratio of expenses to average net assets (%)                  2.16       2.33       2.58       2.68       2.45
Ratio of adjusted expenses to average net assets(4)(%)         --         --         --         --       2.49
Ratio of net investment loss to average net assets (%)      (1.80)     (1.83)     (2.21)     (2.32)     (2.14)
Portfolio turnover (%)                                        146        211       2675        183         75

(1)  Based on the average of the shares outstanding.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3) Does not take into consideration expense reductions during the period shown.
(4) Total return would have been lower had certain expenses not been reduced during the period shown.
(5)  Excludes merger activity.

The following returns are not audited and are not part of the audited financial highlights presented above:
Without the expense reductions, returns for the year ended October 31, 2004 would have been (1.23%) for Class A, (1.98%) for Class B and (1.98%) for Class C.

                                                                 FUND DETAILS 59

Multi Cap Growth Fund

Figures for the years ended 10-31-03 and 10-31-04 were audited by Deloitte & Touche LLP.

CLASS A SHARES PERIOD ENDED:                            10-31-01(1,2) 10-31-02(2)   10-31-03    10-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                      $  10.00      $   6.78    $   5.71    $   7.33
Net investment loss(3)                                       (0.05)        (0.06)      (0.03)      (0.05)
Net realized and unrealized gain (loss) on investments       (3.17)        (0.91)       1.65        0.64
Total from investment operations                             (3.22)         1.62        0.59
Less distributions
From net investment income                                      --         (0.10)         --          --
Net asset value, end of period                            $   6.78      $   5.71    $   7.33    $   7.92
Total return(4,5) (%)                                       (32.20)(6)    (14.24)      28.37        8.05
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $      2      $      2    $      3    $      5
Ratio of expenses to average net assets (%)                   1.40(7)       1.40        1.40        1.40
Ratio of adjusted expenses to average net assets(8)(%)        6.03(7)       4.05        3.29        2.51
Ratio of net investment loss to average net assets (%)       (0.80)(7)     (0.96)      (0.55)      (0.71)
Portfolio turnover (%)                                         106           103          66          64

CLASS B SHARES    PERIOD ENDED:                           10-31-01(1,2)   10-31-02(2) 10-31-03   10-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                     $    10.00       $   6.74    $  5.68    $  7.24
Net investment loss(3)                                        (0.10)         (0.11)     (0.08)     (0.10)
Net realized and unrealized gain (loss) on investments        (3.16)         (0.89)      1.64       0.63
Total from investment operations                              (3.26)         (1.00)      1.56       0.53
Less distributions
From net investment income                                       --          (0.06)        --         --
Net asset value, end of period                           $     6.74       $   5.68    $  7.24    $  7.77
Total return(4,5)(%)                                         (32.60)(6)     (14.80)     27.46       7.32
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $        1       $      1    $     3    $     3
Ratio of expenses to average net assets (%)                    2.10(7)        2.10       2.10       2.06
Ratio of adjusted expenses to average net assets(8)(%)         6.73(7)        4.75       3.99       3.17
Ratio of net investment loss to average net assets (%)        (1.57)(7)      (1.66)     (1.27)     (1.37)
Portfolio turnover (%)                                          106            103         66         64

CLASS C SHARES    PERIOD ENDED:                          10-31-01(1,2)   10-31-02(2) 10-31-03   10-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                     $    10.00       $   6.74    $  5.68    $  7.24
Net investment loss(3)                                        (0.10)         (0.11)     (0.08)     (0.11)
Net realized and unrealized gain (loss) on investments        (3.16)         (0.89)      1.64       0.64
Total from investment operations                              (3.26)         (1.00)      1.56       0.53
Less distributions
From net investment income                                       --          (0.06)        --         --
Net asset value, end of period                           $     6.74       $   5.68    $  7.24    $  7.77
Total return(4,5)(%)                                         (32.60)(6)     (14.79)     27.46       7.32
 RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $        1       $      1    $     1    $     2
Ratio of expenses to average net assets (%)                    2.10(7)        2.09       2.10       2.10
Ratio of adjusted expenses to average net assets(8) (%)        6.72(7)        4.74       3.99       3.21
Ratio of net investment loss to average net assets (%)        (1.56)(7)      (1.65)     (1.26)     (1.39)
Portfolio turnover (%)                                          106            103         66         64

(1)  Class A, Class B and Class C shares began operations on 12-1-00.
(2)  Audited by previous auditor.
(3)  Based on the average of the shares outstanding.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(6)  Not annualized.
(7)  Annualized.
(8) Does not take into consideration expense reductions during the periods shown.

The following returns are not audited and are not part of the audited financial highlights presented above:
Without the expense reductions, returns for the period or the years ended October 31, 2001, 2002, 2003 and 2004 would have been (36.45%), (16.89%), 26.48%
and 6.94% for Class A, (36.85%), (17.45%), 25.57% and 6.21% for Class B and
(36.84%), (17.44%), 25.57% and 6.21% for Class C, respectively.

60 FUND DETAILS

Small Cap Equity Fund

Figures for the years ended 10-31-03 and 10-31-04 were audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED:                             10-31-00(1) 10-31-01(1)     10-31-02(1)      10-31-03      10-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                      $ 17.27    $  22.07        $  16.59         $ 11.43       $ 15.61
Net investment loss(2)                                      (0.18)      (0.18)          (0.16)          (0.12)        (0.13)
Net realized and unrealized gain (loss) on investments       6.35       (3.49)          (4.83)           4.30          1.90
Total from investment operations                             6.17       (3.67)          (4.99)           4.18          1.77
Less distributions
From net realized gain                                      (1.37)      (1.81)          (0.17)             --            --
Net asset value, end of period                            $ 22.07    $  16.59        $  11.43         $ 15.61       $ 17.38
Total return(3) (%)                                         37.75      (18.02)         (30.44)          36.57         11.344
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $   276    $    353        $    201         $   220       $   213
Ratio of expenses to average net assets (%)                  1.36        1.35            1.58            1.83          1.48
Ratio of adjusted expenses to average net assets(5) (%)        --          --              --              --          1.51
Ratio of net investment loss to average net assets (%)      (0.77)      (0.95)          (1.00)          (0.91)        (0.79)
Portfolio turnover (%)                                         36          66              44              52            54

CLASS B SHARES PERIOD ENDED:                             10-31-001   10-31-011  10-31-021  10-31-03   10-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                      $ 16.98    $  21.51   $  16.02    $ 10.96    $ 14.85
Net investment loss(2)                                      (0.31)      (0.31)     (0.26)     (0.19)     (0.24)
Net realized and unrealized gain (loss) on investments       6.21       (3.37)     (4.63)      4.08       1.82
Total from investment operations                             5.90       (3.68)     (4.89)      3.89       1.58
Less distributions
From net realized gain                                      (1.37)      (1.81)     (0.17)        --         --
Net asset value, end of period                            $ 21.51    $  16.02   $  10.96    $ 14.85    $ 16.43
Total return(3) (%)                                         36.73      (18.58)    (30.90)     35.49      10.64(4)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $   249    $    288   $    175    $   191    $   168
Ratio of expenses to average net assets (%)                  2.06        2.05       2.28       2.53       2.18
Ratio of adjusted expenses to average net assets(5) (%)        --          --         --         --       2.21
Ratio of net investment loss to average net assets (%)      (1.38)      (1.65)     (1.70)     (1.61)     (1.48)
Portfolio turnover (%)                                         36          66         44         52         54

                                                                 FUND DETAILS 61

Small Cap Equity Fund continued

CLASS C SHARES PERIOD ENDED :                            10-31-00(1)    10-31-01(1)    10-31-02(1)     10-31-03       10-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                     $     16.97    $     21.51    $     16.02    $     10.96    $     14.86
Net investment loss(2)                                         (0.34)         (0.30)         (0.26)         (0.20)         (0.24)
Net realized and unrealized gain (loss) on investments          6.25          (3.38)         (4.63)          4.10           1.81
Total from investment operations                                5.91          (3.68)         (4.89)          3.90           1.57
Less distributions
From net realized gain                                         (1.37)         (1.81)         (0.17)            --             --
Net asset value, end of period                           $     21.51    $     16.02    $     10.96    $     14.86    $     16.43
Total return(3) (%)                                            36.82         (18.58)        (30.90)         35.58          10.57(4)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $        49    $        96    $        63    $        74    $        59
Ratio of expenses to average net assets (%)                     2.07           2.05           2.28           2.52           2.17
Ratio of adjusted expenses to average net assets(5) (%)           --             --             --             --           2.20
Ratio of net investment loss to average net assets (%)         (1.50)         (1.62)         (1.70)         (1.61)         (1.47)
Portfolio turnover (%)                                            36             66             44             52             54

(1)Audited by previous auditor.
(2)Based on the average of the shares outstanding.
(3)Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)Total return would have been lower had certain expenses not been reduced during the period shown.
(5)Does not take into consideration expense reductions during the period shown.

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the year ended October 31, 2004 would have been 11.31% for Class A, 10.61% for Class B and 10.54% for Class C.

62 FUND DETAILS

Small Cap Growth Fund
Figures for the years ended 10-31-03 and 10-31-04 were audited by Deloitte & Touche LLP.

CLASS A SHARES PERIOD ENDED:                              10-31-00(1)    10-31-01(1)    10-31-02(1)     10-31-03       10-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                     $     12.65    $     13.70    $      8.54    $      6.78    $      8.61
Net investment loss(2)                                         (0.14)         (0.09)         (0.09)         (0.10)         (0.11)
Net realized and unrealized gain (loss) on investment           2.70          (4.51)         (1.67)          1.93           0.72
Total from investment operations                                2.56          (4.60)         (1.76)          1.83           0.61
Less distributions
From net realized gain                                         (1.51)         (0.56)            --             --             --
Net asset value, end of period                           $     13.70    $      8.54    $      6.78    $      8.61    $      9.22
Total return(3) (%)                                            21.69         (35.04)        (20.61)         26.99           7.08(4)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $     1,000    $       684    $       553    $       498    $       504
Ratio of expenses to average net assets (%)                     1.28           1.41           1.50           1.69           1.51
Ratio of adjusted expenses to average net assets(5) (%)           --             --             --             --           1.55
Ratio of net investment loss to average net assets (%          (0.88)         (1.10)         (1.10)         (1.36)         (1.19)
Portfolio turnover (%)                                           104(6)          82             64            109(6)          58

CLASS B SHARES PERIOD ENDED:                              10-31-00(1)    10-31-01(1)    10-31-02(1)     10-31-03       10-31-04
                                                                                                 1
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                     $     11.64    $     12.38    $      7.62    $      6.00    $      7.57
Net investment loss(2)                                         (0.23)         (0.15)         (0.14)         (0.13)         (0.15)
Net realized and unrealized gain (loss) on investments          2.48          (4.05)         (1.48)          1.70           0.62
Total from investment operations                                2.25          (4.20)         (1.62)          1.57           0.47
Less distributions
From net realized gain                                         (1.51)         (0.56)            --             --             --
Net asset value, end of period                           $     12.38    $      7.62    $      6.00    $      7.57    $      8.04
Total return(3) (%)                                            20.79         (35.37)        (21.26)         26.17           6.21(4)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $       949    $       457    $       261    $       251    $       165
Ratio of expenses to average net assets (%)                     2.03           2.16           2.25           2.44           2.26
Ratio of adjusted expenses to average net assets(5) (%)           --             --             --             --           2.30
Ratio of net investment loss to average net assets (%)         (1.62)         (1.59)         (1.85)         (2.11)         (1.94)
Portfolio turnover (%)                                           104(6)          82             64            109(6)          58

CLASS C SHARES PERIOD ENDED:                             10-31-00(1)    10-31-01(1)    10-31-02(1)       10-31-03       10-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                     $     11.62    $     12.36    $      7.61    $      6.00    $      7.56
Net investment loss(2)                                         (0.22)         (0.15)         (0.14)         (0.13)         (0.15)
Net realized and unrealized gain (loss) on investments          2.47          (4.04)         (1.47)          1.69           0.63
Total from investment operations                                2.25          (4.19)         (1.61)          1.56           0.48
Less distributions
From net realized gain                                         (1.51)         (0.56)            --             --             --
Net asset value, end of period                           $     12.36    $      7.61    $      6.00    $      7.56    $      8.04
Total return(3) (%)                                            20.83         (35.54)        (21.16)         26.00         6.35(4)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $        33    $        24    $        23    $        23    $        18
Ratio of expenses to average net assets (%)                     2.02           2.16           2.25           2.44           2.26
Ratio of adjusted expenses to average net assets(5) (%)           --             --             --             --           2.30
Ratio of net investment loss to average net assets (%)         (1.62)         (1.59)         (1.85)         (2.11)         (1.94)
Portfolio turnover (%)                                           104(6)          82             64            109(6)          58

(1)Audited by previous auditor.
(2)Based on the average of the shares outstanding.
(3)Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)Total return would have been lower had certain expenses not been reduced during the period shown.
(5)Does not take into consideration expense reductions during the period shown.
(6)Excludes merger activity.

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the year ended October 31, 2004 would have been 7.04% for Class A, 6.17% for Class B and 6.31% for Class C.

                                                                 FUND DETAILS 63

Sovereign Investors Fund
Figures for the year ended 12-31-03 and 12-31-04 were audited by Deloitte & Touche LLP.


CLASS A SHARES PERIOD ENDED:                             12-31-00(1)    12-31-01(1.2)    12-31-02(1)     12-31-03       12-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                     $     24.51    $       23.35    $     19.88    $     15.81    $     18.74
Net investment income(3)                                        0.33             0.32           0.24           0.14           0.17
Net realized and unrealized gain (loss) on investments          0.61            (1.77)         (3.94)          2.93           0.80
Total from investment operations                                0.94            (1.45)         (3.70)          3.07           0.97
Less distributions
From net investment income                                     (0.33)           (0.37)         (0.25)         (0.14)         (0.17)
From net realized gain                                         (1.77)           (1.65)         (0.12)            --             --
                                                               (2.10)           (2.02)         (0.37)         (0.14)         (0.17)
Net asset value, end of period                           $     23.35    $       19.88    $     15.81    $     18.74    $     19.54
Total return(4) (%)                                             4.10            (6.06)        (18.68)         19.55           5.23
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $     1,446    $       1,217    $       908    $       998    $       936
Ratio of expenses to average net assets (%)                     1.08             1.10           1.17           1.24           1.20
Ratio of net investment income to average net assets (%)        1.44             1.50           1.36           0.85           0.91
Portfolio turnover (%)                                            46               76             85             47             20

CLASS B SHARES PERIOD ENDED:                             12-31-00(1)    12-31-01(1.2)    12-31-02(1)     12-31-03       12-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                     $     24.48    $       23.31    $     19.86    $     15.79    $     18.71
Net investment income(3)                                        0.17             0.17           0.12           0.03           0.03
Net realized and unrealized gain (loss) on investments          0.60            (1.76)         (3.94)          2.92           0.80
Total from investment operations                                0.77            (1.59)         (3.82)          2.95           0.83
Less distributions
From net investment income                                     (0.17)           (0.21)         (0.13)         (0.03)         (0.05)
From net realized gain                                         (1.77)           (1.65)         (0.12)            --             --
                                                               (1.94)           (1.86)         (0.25)         (0.03)         (0.05)
Net asset value, end of period                           $     23.31    $       19.86    $     15.79    $     18.71    $     19.49
Total return(4) (%)                                             3.32            (6.66)        (19.29)         18.75           4.45
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $       663    $         551    $       328    $       315    $       232
Ratio of expenses to average net assets (%)                     1.78             1.80           1.87           1.94           1.90
Ratio of net investment income to average net assets (%)        0.75             0.80           0.65           0.16           0.18
Portfolio turnover (%)                                            46               76             85             47             20


64 FUND DETAILS

CLASS C SHARES PERIOD ENDED:                             12-31-00(1)    12-31-01(1.2)    12-31-02(1)     12-31-03       12-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                     $     24.50    $       23.33    $     19.88    $     15.81    $     18.73
Net investment income(3)                                        0.18             0.17           0.12           0.03           0.04
Net realized and unrealized gain (loss) on investments          0.59            (1.76)         (3.94)          2.92           0.80
Total from investment operations                                0.77            (1.59)         (3.82)          2.95           0.84
Less distributions
From net investment income                                     (0.17)           (0.21)         (0.13)         (0.03)         (0.05)
From net realized gain                                         (1.77)           (1.65)         (0.12)            --             --
                                                               (1.94)           (1.86)         (0.25)         (0.03)         (0.05)
Net asset value, end of period                           $     23.33    $       19.88    $     15.81    $     18.73    $     19.52
Total return(4) (%)                                             3.32            (6.66)        (19.27)         18.73           4.50
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $        12    $          17    $        24    $        32    $        27
Ratio of expenses to average net assets (%)                     1.79             1.80           1.87           1.94           1.90
Ratio of net investment income to average net assets (%)        0.76             0.82           0.67           0.14           0.19
Portfolio turnover (%)                                            46               76             85             47             20

(1)Audited by previous auditor.

(2)As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended December 31, 2001 was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by $0.01, and, had the fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 1.53%, 0.83% and 0.85% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(3)Based on the average of the shares outstanding.

(4)Assumes dividend reinvestment and does not reflect the effect of sales charges.


                                                                 FUND DETAILS 65

U.S. Global Leaders Growth Fund
Figures for the year ended 12-31-03 and 12-13-04 were audited by PricewaterhouseCoopers LLP.


CLASS A SHARES PERIOD ENDED:                  6-30-00(1)    6-30-01(1)     6-30-02(1.2)    12-31-02(1.3)     12-31-03     12-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period          $    25.65    $    26.37      $   24.98       $  24.03       $    21.57     $   25.72
Net investment income (loss)(4)                    (0.07)        (0.14)         (0.09)          0.01               --(5)       0.15
Net realized and unrealized gain (loss) on
 investments                                        0.79         (1.25)         (0.86)         (2.47)            4.15          2.04
Total from investment operations                    0.72         (1.39)         (0.95)         (2.46)            4.15          2.19
Less distributions
From net investment income                            --            --             --             --               --         (0.07)
Net asset value, end of period                $    26.37    $    24.98      $   24.03       $  21.57       $    25.72     $   27.84
Total return(6) (%)                                 2.81         (5.27)         (3.80)(7)     (10.24)(7,8)      19.24(7)       8.51
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $       87    $       81      $     150       $    237       $      392     $     893
Ratio of expenses to average net assets (%)         1.31          1.38           1.37         1.27(9)             1.35         1.32
Ratio of adjusted expenses to average net
 assets(10) (%)                                       --            --           1.40         1.36(9)             1.36           --
Ratio of net investment income (loss) to
 average net assets                                (0.23)        (0.54)         (0.36)        0.07(9)           (0.02)         0.57
Portfolio turnover (%)                                25             3              3              1               15            16

CLASS B SHARES PERIOD ENDED:                                              6-30-02(1.11)    12-31-02(1.3)     12-31-03     12-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                      $    25.81        $   24.01        $  21.47     $  25.41
Net investment loss(4)                                                         (0.02)           (0.07)          (0.18)
Net realized and unrealized gain (loss) on investments                         (1.78)           (2.47)           4.12         2.00
Total from investment operations                                               (1.80)           (2.54)           3.94         1.95
Net asset value, end of period                                            $    24.01        $   21.47        $  25.41     $  27.36
Total return(6) (%)                                                            (6.97)(7,8)     (10.58)(7,8)     18.35(7)      7.67
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                   $     12          $      73        $    164     $    208
Ratio of expenses to average net assets (%)                                   2.13(9)            2.02(9)         2.10         2.07
Ratio of adjusted expenses to average net assets(10) (%)                      2.39(9)            2.11(9)         2.11           --
Ratio of net investment loss to average net assets (%)                       (0.93)(9)          (0.67)(9)       (0.77)
Portfolio turnover (%)                                                           3                1                15           16

CLASS C SHARES PERIOD ENDED:                                              6-30-02(1.11)    12-31-02(1.3)     12-31-03     12-31-04
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                      $    25.81        $    24.01        $ 21.47     $  25.41
Net investment loss(4)                                                         (0.02)            (0.07)         (0.18)
Net realized and unrealized gain (loss) on investments                         (1.78)            (2.47)          4.12         1.99
Total from investment operations                                               (1.80)            (2.54)          3.94         1.95
Net asset value, end of period                                            $    24.01        $    21.47        $ 25.41     $  27.36
Total return(6) (%)                                                            (6.97)(7.8)      (10.58)(7.8)    18.35(7)      7.67
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                   $        6        $       49        $   160     $    246
Ratio of expenses to average net assets (%)                                     2.12(9)           2.02(9)        2.10         2.07
Ratio of adjusted expenses to average net assets(10) (%)                        2.38(9)           2.11(9)        2.11           --
Ratio of net investment loss to average net assets (%)                         (0.96)(9)         (0.67)(9)      (0.77)
Portfolio turnover (%)                                                             3                 1             15           16

(1)Audited by previous auditor.
(2)Effective 5-17-02, shareholders of the former U.S. Global Leaders Growth Fund became owners of that number of full and fractional shares of Class A shares of the John Hancock U.S. Global Leaders Growth Fund. Additionally, the accounting and performance history of the former U.S. Global Leaders Growth Fund was redesignated as that of Class A of John Hancock U.S. Global Leaders Growth Fund.
(3)Effective 12-31-02, the fiscal period end changed from June 30 to December
   31.
(4)Based on the average of the shares outstanding.
(5)Less than $0.01 per share.
(6)Assumes dividend reinvestment and does not reflect the effect of sales charges.
(7)Total returns would have been lower had certain expenses not been reduced during the periods shown.
(8)Not annualized.
(9)Annualized.
(10)Does not take into consideration expense reductions during the periods shown.
(11)Class B and Class C shares began operations on 5-20-02.

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the period ended June 30, 2002 and December 31, 2002 and year ended December 31, 2003 would have been (3.83%), (10.29%) and 19.23% for Class A, (7.00%), (10.63%) and 18.34% for Class B, and
(7.00%), (10.63%) and 18.34% for Class C, respectively.


66 FUND DETAILS

For more information

Two documents are available that offer further information on John Hancock equity funds:

Annual/Semiannual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the funds. Each fund's SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:
By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000
By phone: 1-800-225-5291
By EASI-Line: 1-800-338-8080
By TDD: 1-800-554-6713


In addition, you may visit the funds' Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.


Or you may view or obtain these documents from the SEC:
By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)


(C)2005 JOHN HANCOCK FUNDS, LLC EQTPN 5/05          On the Internet: www.sec.gov


SIGNATURE
John Hancock Funds, LLC                                       PRSRT STD
MEMBER NASD
101 Huntington Avenue                                       U.S. POSTAGE
Boston, MA 02199-7603                                          P A I D
www.jhfunds.com                                               BOSTON, MA
                                                             PERMIT NO. 11

Now available: electronic delivery
www.jhfunds.com/edelivery